Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Principal Value
U.S. Treasury Bills – 97.5%
U.S. Treasury Bill, 5.25%, 10/3/2023(a) ........................................ $ 4,100,000 $ 4,099,403
U.S. Treasury Bill, 5.45%, 12/21/2023(a) ....................................... 102,335,000 101,128,869
U.S. Treasury Bill, 5.54%, 3/28/2024(a) ........................................ 1,550,000 1,509,298
Total U.S. Treasury Bills (Cost $106,721,768) ....................................... 106,737,570
Total Investments – 97.5%
(Cost $106,721,768) ........................................................... $ 106,737,570
Other Assets in Excess of Liabilities – 2.5% ........................................... 2,708,973
Net Assets – 100.0% ............................................................ $ 109,446,543
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At September 30, 2023, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
BNP Custom Global Long Equity
Index* 8/5/2024 (5.08)%(c) BNP Paribas (97,830,656) $ (288,881)
BNP Custom Global Short Equity
Index* 8/5/2024 5.92%(c) BNP Paribas 98,041,494 324,692
Goldman Sachs Custom Global
Long Equity Index* 9/5/2024 5.63%(c) Goldman Sachs (109,048,828) (770,695)
Goldman Sachs Custom Global
Short Equity Index* 9/5/2024 5.33%(c) Goldman Sachs 109,322,219 701,140
Morgan Stanley Custom Global
Short Equity Index basket* 7/1/2024 5.05%(c)
Morgan Stanley Capital
Services LLC 10,907,066 37,966
Morgan Stanley Custom Global
Long Equity Index basket* 7/1/2024 5.69%(c)
Morgan Stanley Capital
Services LLC (10,880,557) (26,390)
$ (22,168)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Global Short Equity Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Antofagasta PLC ................................................ (1,469) $ (25,614) 0.23%
Asahi Kasei Corp ............................................... (3,186) (20,066) 0.18%
Cameco Corp .................................................. (925) (36,884) 0.34%
Celanese Corp., Class A .......................................... (56) (7,036) 0.07%
DuPont de Nemours Inc .......................................... (101) (7,551) 0.07%
Holmen AB, Class B ............................................. (227) (8,906) 0.08%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Basic Materials (continued)
International Flavors & Fragrances, Inc. .............................. (685) $ (46,699) 0.43%
Ivanhoe Mines Ltd., Class A ....................................... (929) (8,001) 0.07%
Johnson Matthey PLC ............................................ (1,164) (23,121) 0.21%
Newmont Corp ................................................. (152) (5,609) 0.05%
Nippon Steel Corp. .............................................. (592) (13,909) 0.13%
Northern Star Resources Ltd ...................................... (876) (5,911) 0.05%
(209,307)
Communications
Adevinta ASA, Class B ........................................... (1,100) (10,941) 0.10%
Airbnb Inc, Class A .............................................. (41) (5,593) 0.05%
AT&T, Inc. ..................................................... (1,448) (21,744) 0.20%
Charter Communications Inc, Class A ............................... (124) (54,381) 0.50%
Delivery Hero Se, 144A ........................................... (1,139) (32,769) 0.30%
Dentsu Group, Inc. .............................................. (1,504) (44,360) 0.40%
GEN Digital, Inc. ................................................ (348) (6,160) 0.06%
Grab Holdings Ltd., Class A ....................................... (5,881) (20,820) 0.19%
Hakuhodo Dy Holdings, Inc. ....................................... (694) (5,719) 0.05%
Liberty Global PLC, Class C ....................................... (3,068) (56,946) 0.52%
Liberty Media Corp-Liberty Formula One, Class C ...................... (265) (16,516) 0.15%
Liberty Media Corp-Liberty SiriusXM ................................ (2,482) (63,200) 0.58%
Nippon Telegraph & Telephone Corp ................................ (5,102) (6,038) 0.05%
Okta, Inc. ...................................................... (239) (19,505) 0.18%
Publicis Groupe SA .............................................. (74) (5,590) 0.05%
Rakuten Group Inc .............................................. (26,726) (109,818) 1.00%
Robinhood Markets, Inc., Class A ................................... (1,701) (16,689) 0.15%
Rogers Communications Inc, Class B ............................... (148) (5,721) 0.05%
Roku, Inc., Class A .............................................. (293) (20,651) 0.19%
Scout24 SE, 144A ............................................... (276) (19,199) 0.17%
Sea Ltd., ADR .................................................. (1,260) (55,398) 0.50%
SEEK Ltd ...................................................... (2,323) (33,093) 0.30%
Snap Inc, Class A ............................................... (3,891) (34,673) 0.32%
SoftBank Corp .................................................. (759) (8,604) 0.08%
Softbank Group Corp. ............................................ (2,596) (110,222) 1.00%
Telecom Italia Spa/Milano ......................................... (254,366) (79,727) 0.73%
Telefonica Deutschland Holding AG ................................. (8,148) (14,619) 0.13%
Telefonica SA .................................................. (23,680) (96,955) 0.88%
TELUS Corp ................................................... (3,852) (63,186) 0.58%
T-Mobile US, Inc. ................................................ (299) (41,880) 0.38%
Trade Desk Inc/The, Class A ....................................... (190) (14,854) 0.14%
Verizon Communications, Inc. ..................................... (303) (9,817) 0.09%
Vivendi Se ..................................................... (3,441) (30,216) 0.27%
Warner Bros Discovery Inc ........................................ (10,126) (109,972) 1.00%
Z Holdings Corp ................................................ (11,429) (31,827) 0.29%
(1,277,403)
Consumer, Cyclical
Aramark ....................................................... (1,489) (51,674) 0.47%
Associated British Foods PLC ..................................... (1,739) (43,899) 0.40%
Caesars Entertainment, Inc. ....................................... (2,347) (108,784) 0.99%
CarMax Inc .................................................... (1,444) (102,152) 0.93%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Carnival Corp. .................................................. (422) $ (5,786) 0.05%
Costco Wholesale Corp. .......................................... (10) (5,607) 0.05%
Cummins Inc ................................................... (206) (47,094) 0.43%
Dollar Tree Inc .................................................. (893) (95,032) 0.87%
DraftKings Inc, Class A ........................................... (1,137) (33,479) 0.30%
Flutter Entertainment PLC ........................................ (34) (5,552) 0.05%
Pan Pacific International Holdings Corp .............................. (270) (5,669) 0.05%
Pandora A/S ................................................... (312) (32,361) 0.29%
Porsche Automobil Holding Se ..................................... (113) (5,570) 0.05%
Reece Ltd ..................................................... (828) (9,960) 0.09%
Rivian Automotive, Inc., Class A .................................... (3,993) (96,957) 0.88%
Seb SA ....................................................... (60) (5,667) 0.05%
Shimano Inc ................................................... (210) (28,418) 0.26%
Suzuki Motor Corp .............................................. (1,612) (64,999) 0.59%
Swatch Group AG (The) .......................................... (152) (39,085) 0.36%
Tesla, Inc. ..................................................... (153) (38,358) 0.35%
Toyota Industries Corp. ........................................... (74) (5,814) 0.05%
Universal Music Group NV ........................................ (214) (5,602) 0.05%
Volvo Car AB, Class B ............................................ (1,497) (6,123) 0.06%
Walmart Inc .................................................... (35) (5,671) 0.05%
Watsco Inc ..................................................... (33) (12,458) 0.11%
Wesfarmers Ltd. ................................................ (182) (6,197) 0.06%
Yamaha Corp. .................................................. (260) (7,125) 0.07%
Zalando SE, 144A ............................................... (251) (5,617) 0.05%
Zensho Holdings Co Ltd .......................................... (1,399) (60,938) 0.56%
(941,648)
Consumer, Non-cyclical
Adecco Group AG ............................................... (236) (9,763) 0.09%
AEON Co. Ltd. ................................................. (4,235) (84,074) 0.76%
Ajinomoto Co Inc ................................................ (254) (9,826) 0.09%
Alcon Inc ...................................................... (98) (7,601) 0.07%
Argenx SE ..................................................... (11) (5,560) 0.05%
Asahi Group Holdings Ltd ......................................... (152) (5,691) 0.05%
Avantor, Inc. ................................................... (2,116) (44,602) 0.41%
Bachem Holding AG, Class B ...................................... (99) (7,391) 0.07%
Becton Dickinson & Co. .......................................... (350) (90,443) 0.82%
Beiersdorf AG .................................................. (44) (5,625) 0.05%
Block, Inc. ..................................................... (281) (12,440) 0.11%
Brown-Forman Corp, Class B ...................................... (856) (49,373) 0.45%
Bunge Ltd ..................................................... (52) (5,669) 0.05%
Campbell Soup Co. .............................................. (2,021) (83,021) 0.76%
Catalent, Inc. ................................................... (1,661) (75,630) 0.69%
Church & Dwight Co Inc .......................................... (61) (5,567) 0.05%
Clarivate PLC .................................................. (16,145) (108,336) 0.99%
Coca-Cola Europacific Partners PLC ................................ (88) (5,524) 0.05%
Conagra Brands Inc ............................................. (2,476) (67,903) 0.62%
Cooper Cos., Inc. (The) ........................................... (51) (16,066) 0.15%
Danaher Corp. .................................................. (24) (6,017) 0.05%
Danone SA .................................................... (1,003) (55,490) 0.50%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Darling Ingredients Inc ........................................... (488) $ (25,474) 0.23%
Davide Campari-Milano NV ....................................... (3,124) (36,922) 0.34%
EBOS Group Ltd ................................................ (266) (5,474) 0.05%
Endeavour Group Ltd/Australia ..................................... (2,130) (7,246) 0.07%
Essilorluxottica SA ............................................... (125) (21,824) 0.20%
Exact Sciences Corp. ............................................ (1,570) (107,108) 0.97%
Fisher & Paykel Healthcare Corp. Ltd. ............................... (432) (5,605) 0.05%
Fleetcor Technologies, Inc. ........................................ (79) (20,213) 0.18%
Global Payments, Inc. ............................................ (949) (109,531) 1.00%
Grifols SA ..................................................... (2,339) (30,439) 0.28%
Haleon PLC .................................................... (25,797) (107,310) 0.98%
HelloFresh SE .................................................. (1,307) (39,136) 0.36%
Hikma Pharmaceuticals PLC ...................................... (587) (14,947) 0.14%
Horizon Therapeutics Plc ......................................... (269) (31,072) 0.28%
Hormel Foods Corp. ............................................. (2,532) (96,283) 0.88%
Illumina, Inc. ................................................... (301) (41,343) 0.38%
J Sainsbury PLC ................................................ (1,804) (5,566) 0.05%
Japan Tobacco Inc .............................................. (403) (9,296) 0.08%
Jde Peet's NV .................................................. (277) (7,751) 0.07%
Johnson & Johnson .............................................. (70) (10,832) 0.10%
Kellogg Co ..................................................... (96) (5,710) 0.05%
Kerry Group PLC, Class A ........................................ (77) (6,435) 0.06%
Keurig Dr Pepper Inc ............................................. (1,140) (35,981) 0.33%
Koninklijke Philips NV ............................................ (277) (5,551) 0.05%
Kraft Heinz Co. (The) ............................................ (2,069) (69,618) 0.63%
Lotus Bakeries NV .............................................. (2) (16,889) 0.15%
McCormick & Co Inc/MD .......................................... (927) (70,102) 0.64%
Medtronic PLC ................................................. (204) (16,017) 0.15%
MEIJI Holdings Co Ltd ........................................... (1,362) (33,914) 0.31%
Merck KGAA ................................................... (116) (19,431) 0.18%
Moderna Inc ................................................... (203) (20,953) 0.19%
Molson Coors Beverage Co, Class B ................................ (1,001) (63,668) 0.58%
Nexi SpA, 144A ................................................. (1,588) (9,727) 0.09%
Novartis AG .................................................... (152) (15,608) 0.14%
Nuvei Corp, 144A ............................................... (363) (5,475) 0.05%
Ocado Group PLC ............................................... (5,216) (38,218) 0.35%
Paylocity Holding Corp. ........................................... (31) (5,614) 0.05%
PayPal Holdings, Inc. ............................................ (97) (5,687) 0.05%
Pernod Ricard SA ............................................... (34) (5,619) 0.05%
Ramsay Health Care Ltd .......................................... (1,571) (52,585) 0.48%
RB Global Inc .................................................. (92) (5,807) 0.05%
Remy Cointreau SA .............................................. (46) (5,578) 0.05%
Rentokil Initial PLC .............................................. (7,616) (56,714) 0.52%
Repligen Corp .................................................. (619) (98,387) 0.90%
Salmar ASA .................................................... (416) (21,254) 0.19%
Saputo Inc ..................................................... (274) (5,757) 0.05%
Seagen, Inc. ................................................... (180) (38,276) 0.35%
Secom Co Ltd .................................................. (235) (15,959) 0.14%
Siemens Healthineers AG, 144A .................................... (144) (7,324) 0.07%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Stryker Corp. ................................................... (21) $ (5,639) 0.05%
Takeda Pharmaceutical Co Ltd ..................................... (1,936) (60,218) 0.55%
Teleflex Inc .................................................... (559) (109,866) 1.00%
Teva Pharmaceutical Industries Ltd., ADR ............................ (6,794) (69,295) 0.63%
Toast Inc, Class A ............................................... (302) (5,652) 0.05%
Treasury Wine Estates Ltd ........................................ (5,154) (41,013) 0.37%
U-Haul Holding Co, Class B ....................................... (450) (23,597) 0.21%
United Rentals Inc ............................................... (103) (45,904) 0.42%
Viatris, Inc. ..................................................... (572) (5,643) 0.05%
Wise PLC, Class A .............................................. (896) (7,494) 0.07%
Worldline SA/France, 144A ........................................ (1,398) (39,428) 0.36%
Zimmer Biomet Holdings, Inc. ...................................... (50) (5,656) 0.05%
(2,672,247)
Energy
Exxon Mobil Corp ............................................... (48) (5,625) 0.05%
Parkland Corp .................................................. (912) (26,791) 0.24%
Schlumberger NV ............................................... (1,869) (108,976) 0.99%
SolarEdge Technologies Inc ....................................... (57) (7,444) 0.07%
TC Energy Corp ................................................ (810) (27,990) 0.26%
TotalEnergies SE ................................................ (790) (52,076) 0.47%
(228,902)
Financial
ABN AMRO Bank NV, 144A ....................................... (396) (5,632) 0.05%
Admiral Group PLC .............................................. (1,165) (33,807) 0.31%
Ageas SA/NV .................................................. (773) (31,931) 0.29%
American Tower Corp ............................................ (372) (61,214) 0.56%
Arch Capital Group Ltd ........................................... (479) (38,185) 0.35%
Ares Management Corp, Class A ................................... (1,058) (108,830) 0.99%
Arthur J Gallagher & Co. .......................................... (482) (109,886) 1.00%
AvalonBay Communities, Inc. ...................................... (177) (30,473) 0.28%
Baloise Holding AG .............................................. (56) (8,207) 0.08%
Banco Bilbao Vizcaya Argentaria SA ................................ (1,362) (11,118) 0.10%
Bank Hapoalim BM .............................................. (629) (5,600) 0.05%
Bank Leumi Le-Israel BM ......................................... (4,744) (39,266) 0.36%
Bank of Nova Scotia (The) ........................................ (2,266) (102,020) 0.93%
Banque Cantonale Vaudoise ...................................... (104) (10,910) 0.10%
BlackRock Inc, Class A ........................................... (9) (5,726) 0.05%
Blackstone Inc .................................................. (126) (13,534) 0.12%
Brookfield Asset Management Ltd, Class A ........................... (184) (6,146) 0.06%
Canadian Apartment Properties, Class REIT .......................... (538) (17,934) 0.16%
Canadian Imperial Bank of Commerce ............................... (2,287) (88,681) 0.81%
Cboe Global Markets, Inc. ........................................ (63) (9,767) 0.09%
Citigroup, Inc. .................................................. (205) (8,450) 0.08%
Coinbase Global, Inc., Class A ..................................... (428) (32,135) 0.29%
Commerzbank AG ............................................... (4,731) (54,034) 0.49%
Commonwealth Bank of Australia ................................... (323) (20,828) 0.19%
EQT AB ....................................................... (307) (6,124) 0.06%
Equinix, Inc. .................................................... (28) (20,051) 0.18%
Equity LifeStyle Properties Inc ..................................... (87) (5,548) 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial (continued)
ESR Group Ltd, 144A ............................................ (4,738) $ (6,654) 0.06%
Eurazeo SE .................................................... (185) (11,080) 0.10%
Fastighets AB Balder, Class B ..................................... (3,242) (14,706) 0.13%
First Horizon Corp. .............................................. (6,215) (68,493) 0.62%
Futu Holdings Ltd, ADR ........................................... (415) (23,978) 0.22%
Helvetia Holding AG ............................................. (112) (15,761) 0.14%
Henderson Land Development Co Ltd ............................... (6,000) (15,821) 0.14%
Industrivarden AB, Class C ........................................ (220) (5,845) 0.05%
Intercontinental Exchange, Inc. ..................................... (51) (5,647) 0.05%
Invesco Ltd. .................................................... (6,601) (95,848) 0.87%
Invitation Homes Inc ............................................. (273) (8,662) 0.08%
Iron Mountain, Inc. .............................................. (813) (48,341) 0.44%
Israel Discount Bank Ltd, Class A ................................... (6,956) (37,624) 0.34%
Japan Exchange Group Inc ....................................... (305) (5,673) 0.05%
Japan Post Bank Co. Ltd. ......................................... (3,398) (29,624) 0.27%
Japan Post Holdings Co Ltd ....................................... (712) (5,715) 0.05%
Japan Post Insurance Co Ltd ...................................... (2,140) (36,147) 0.33%
Julius Baer Group Ltd. ........................................... (721) (46,427) 0.42%
KBC Group NV ................................................. (489) (30,606) 0.28%
KeyCorp ...................................................... (652) (7,016) 0.06%
L E Lundbergforetagen AB, Class B ................................. (133) (5,609) 0.05%
Leg Immobilien Se .............................................. (413) (28,535) 0.26%
London Stock Exchange Group PLC ................................ (318) (31,993) 0.29%
M&G PLC ..................................................... (9,966) (23,996) 0.22%
Markel Group, Inc. ............................................... (4) (5,547) 0.05%
Mediobanca Banca di Credito Finanziario SpA ........................ (427) (5,661) 0.05%
Mirvac Group, Class REIT ........................................ (7,121) (9,789) 0.09%
Mitsubishi Estate Co. Ltd. ......................................... (573) (7,502) 0.07%
Mizrahi Tefahot Bank Ltd .......................................... (156) (5,677) 0.05%
MS&AD Insurance Group Holdings Inc .............................. (428) (15,766) 0.14%
National Bank of Canada ......................................... (505) (33,674) 0.31%
Nippon Building Fund, Inc., Class REIT .............................. (7) (29,599) 0.27%
Nomura Real Estate Holdings Inc ................................... (941) (23,657) 0.22%
PNC Financial Services Group, Inc. (The) ............................ (67) (8,266) 0.08%
ProLogis, Inc. .................................................. (49) (5,513) 0.05%
Prudential PLC ................................................. (973) (10,551) 0.10%
REA Group Ltd ................................................. (57) (5,640) 0.05%
Resona Holdings, Inc. ............................................ (8,868) (49,230) 0.45%
SBI Holdings Inc ................................................ (3,116) (65,748) 0.60%
Shizuoka Financial Group Inc ...................................... (2,562) (20,930) 0.19%
Singapore Exchange Ltd .......................................... (4,262) (30,448) 0.28%
Skandinaviska Enskilda Banken, Class A ............................. (473) (5,692) 0.05%
Sompo Holdings Inc ............................................. (2,539) (109,463) 1.00%
Sumitomo Mitsui Financial Group, Inc. ............................... (227) (11,161) 0.10%
Sun Communities Inc ............................................ (547) (64,750) 0.59%
Swedbank AB, Class A ........................................... (304) (5,630) 0.05%
Swiss Prime Site AG ............................................. (217) (19,923) 0.18%
T&D Holdings, Inc. .............................................. (4,342) (71,814) 0.65%
Talanx AG ..................................................... (220) (13,947) 0.13%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial (continued)
Tokio Marine Holdings Inc ......................................... (273) $ (6,341) 0.06%
Toronto-Dominion Bank (The) ...................................... (374) (22,645) 0.21%
Truist Financial Corp. ............................................ (529) (15,138) 0.14%
UBS Group AG ................................................. (621) (15,413) 0.14%
UDR Inc, Class REIT ............................................ (605) (21,564) 0.20%
US Bancorp .................................................... (226) (7,486) 0.07%
Vonovia Se .................................................... (1,453) (35,074) 0.32%
Washington H Soul Pattinson & Co. Ltd. ............................. (635) (13,360) 0.12%
Welltower, Inc. .................................................. (71) (5,856) 0.05%
Westpac Banking Corp ........................................... (752) (10,264) 0.09%
Wharf Real Estate Investment Co. Ltd. .............................. (6,444) (24,891) 0.23%
Willis Towers Watson PLC ........................................ (30) (6,220) 0.06%
(2,315,668)
Industrial
ACS Actividades de Construccion y Servicios SA ...................... (156) (5,641) 0.05%
Amcor PLC .................................................... (1,343) (12,305) 0.11%
Ball Corp ...................................................... (2,210) (109,995) 1.00%
Bouygues SA ................................................... (554) (19,435) 0.18%
CAE Inc ....................................................... (1,072) (25,150) 0.23%
Canadian Pacific Kansas City Ltd. .................................. (78) (5,808) 0.05%
Cellnex Telecom SA, 144A ........................................ (1,667) (58,184) 0.53%
Central Japan Railway Co. ........................................ (966) (23,525) 0.22%
Daikin Industries Ltd ............................................. (205) (32,193) 0.29%
East Japan Railway Co ........................................... (848) (48,627) 0.44%
Elbit Systems Ltd ............................................... (28) (5,655) 0.05%
Emerson Electric Co ............................................. (178) (17,210) 0.16%
Ferrovial SE .................................................... (1,511) (46,328) 0.42%
Fortive Corp. ................................................... (771) (57,192) 0.52%
Generac Holdings Inc ............................................ (996) (108,565) 0.99%
GFL Environmental Inc ........................................... (208) (6,639) 0.06%
HEICO Corp, Class A ............................................ (68) (8,756) 0.08%
Husqvarna AB, Class B ........................................... (2,041) (15,726) 0.14%
KEIO Corp. .................................................... (950) (32,727) 0.30%
Kintetsu Group Holdings Co Ltd .................................... (1,461) (41,497) 0.38%
Knorr-Bremse AG ............................................... (315) (20,084) 0.18%
Odakyu Electric Railway Co Ltd .................................... (1,242) (18,606) 0.17%
Pentair PLC .................................................... (87) (5,630) 0.05%
Rockwell Automation, Inc. ......................................... (384) (109,716) 1.00%
Sartorius AG ................................................... (174) (59,147) 0.54%
Schindler Holding AG ............................................ (30) (5,702) 0.05%
Schindler Holding AG ............................................ (72) (14,390) 0.13%
SIG Group AG .................................................. (862) (21,346) 0.20%
Singapore Technologies Engineering Ltd ............................. (3,241) (9,284) 0.09%
Skanska AB, Class B ............................................ (341) (5,642) 0.05%
Stanley Black & Decker Inc ........................................ (412) (34,464) 0.31%
Svenska Cellulosa AB Sca, Class B ................................. (1,856) (25,608) 0.23%
Taisei Corp. .................................................... (489) (17,254) 0.16%
Teledyne Technologies Inc ........................................ (62) (25,511) 0.23%
Toro Co. (The) .................................................. (662) (54,983) 0.50%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial (continued)
TransDigm Group Inc ............................................ (11) $ (9,172) 0.08%
Yaskawa Electric Corp ........................................... (1,747) (63,152) 0.58%
(1,180,849)
Technology
Activision Blizzard, Inc. ........................................... (842) (78,845) 0.72%
Analog Devices, Inc. ............................................. (32) (5,528) 0.05%
ANSYS, Inc. ................................................... (240) (71,525) 0.65%
Aspen Technology Inc ............................................ (61) (12,554) 0.12%
Bentley Systems Inc, Class B ...................................... (113) (5,670) 0.05%
Capgemini SE .................................................. (159) (27,932) 0.26%
Ceridian Hcm Holding, Inc. ........................................ (831) (56,359) 0.51%
CGI Inc, Class A ................................................ (181) (17,932) 0.16%
Cloudflare, Inc., Class A .......................................... (332) (20,959) 0.19%
Confluent, Inc., Class A ........................................... (215) (6,376) 0.06%
Cyberark Software Ltd. ........................................... (142) (23,299) 0.21%
Dassault Systemes SE ........................................... (2,182) (81,527) 0.74%
DocuSign, Inc., Class A ........................................... (136) (5,718) 0.05%
Dynatrace Inc .................................................. (118) (5,536) 0.05%
Entegris Inc .................................................... (771) (72,361) 0.66%
Epam Systems, Inc. ............................................. (76) (19,486) 0.18%
Infineon Technologies AG ......................................... (171) (5,684) 0.05%
Intel Corp. ..................................................... (3,099) (110,172) 1.00%
Lattice Semiconductor Corp ....................................... (267) (22,925) 0.21%
Logitech International SA ......................................... (102) (7,059) 0.07%
MongoDB Inc, Class A ........................................... (20) (7,014) 0.06%
NTT Data Group Corp ............................................ (439) (5,901) 0.05%
Ricoh Co. Ltd. .................................................. (3,564) (30,826) 0.28%
ROBLOX Corp, Class A .......................................... (909) (26,321) 0.24%
Roper Technologies, Inc. .......................................... (227) (109,801) 1.00%
Sage Group PLC (The) ........................................... (3,019) (36,438) 0.33%
Splunk, Inc. .................................................... (419) (61,252) 0.56%
SS&C Technologies Holdings Inc ................................... (1,617) (84,981) 0.77%
Take-Two Interactive Software, Inc. ................................. (295) (41,386) 0.38%
Temenos AG ................................................... (151) (10,602) 0.10%
Twilio Inc, Class A ............................................... (653) (38,235) 0.35%
Tyler Technologies Inc ............................................ (80) (30,910) 0.28%
Vmware, Inc., Class A ............................................ (105) (17,504) 0.16%
Western Digital Corp. ............................................ (1,289) (58,816) 0.54%
Wolfspeed Inc .................................................. (2,255) (85,910) 0.78%
Zebra Technologies Corp., Class A .................................. (461) (108,937) 0.99%
Zoominfo Technologies, Inc., Class A ................................ (5,740) (94,140) 0.86%
(1,506,421)
Utilities
Algonquin Power & Utilities Corp ................................... (3,039) (18,070) 0.17%
Alliant Energy Corp. ............................................. (1,206) (58,452) 0.53%
Ameren Corp ................................................... (77) (5,777) 0.05%
Bkw AG ....................................................... (80) (14,153) 0.13%
CMS Energy Corp ............................................... (1,949) (103,526) 0.94%
Consolidated Edison Inc .......................................... (273) (23,332) 0.21%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Utilities (continued)
Constellation Energy Corp. ........................................ (390) $ (42,508) 0.39%
Dominion Energy Inc ............................................. (183) (8,155) 0.07%
DTE Energy Co ................................................. (264) (26,218) 0.24%
Duke Energy Corp. .............................................. (818) (72,167) 0.66%
Edison International ............................................. (95) (5,987) 0.05%
Elia Group SA/NV ............................................... (102) (10,022) 0.09%
Exelon Corp. ................................................... (1,746) (65,968) 0.60%
Fortis, Inc./Canada .............................................. (164) (6,239) 0.06%
Meridian Energy Ltd ............................................. (1,802) (5,566) 0.05%
Nextera Energy, Inc. ............................................. (545) (31,231) 0.28%
Origin Energy Ltd. ............................................... (6,390) (36,213) 0.33%
PG&E Corp. .................................................... (359) (5,788) 0.05%
Public Service Enterprise Group Inc ................................. (1,308) (74,452) 0.68%
Tokyo Electric Power Co. Holdings, Inc. .............................. (1,291) (5,788) 0.05%
Tokyo Gas Co Ltd ............................................... (265) (6,021) 0.06%
Verbund AG .................................................... (198) (16,187) 0.15%
Wec Energy Group, Inc. .......................................... (103) (8,302) 0.08%
(650,122)
Total ....................................................................... $ (10,982,567) 100.00%
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Global Long Equity Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Agnico Eagle Mines Ltd .......................................... 2,423 $ 110,604 1.01%
Albemarle Corp. ................................................ 47 7,908 0.07%
Arcelormittal SA ................................................. 643 16,190 0.15%
BASF Se ...................................................... 1,593 72,424 0.66%
Brenntag SE ................................................... 379 29,454 0.27%
Franco-Nevada Corp ............................................. 394 52,792 0.48%
Glencore PLC .................................................. 8,031 46,057 0.42%
Icl Group Ltd. ................................................... 4,252 23,532 0.22%
IGO Ltd ....................................................... 686 5,602 0.05%
Kinross Gold Corp ............................................... 5,347 24,481 0.23%
Mosaic Co. (The) ................................................ 161 5,726 0.05%
Nitto Denko Corp ................................................ 88 5,797 0.05%
Norsk Hydro ASA ............................................... 924 5,834 0.05%
Novozymes A/S, Class B ......................................... 326 13,163 0.12%
Nucor Corp .................................................... 61 9,582 0.09%
OCI NV ....................................................... 756 21,127 0.19%
Rio Tinto Ltd ................................................... 273 20,013 0.18%
Shin-Etsu Chemical Co. Ltd. ....................................... 198 5,752 0.05%
South32 Ltd. ................................................... 2,544 5,567 0.05%
Steel Dynamics, Inc. ............................................. 430 46,111 0.42%
Wheaton Precious Metals Corp. .................................... 319 12,999 0.12%
Yara International ASA ........................................... 852 32,430 0.30%
573,145

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Communications
Alphabet Inc, Class A ............................................ 572 $ 74,866 0.68%
Auto Trader Group PLC, 144A ..................................... 2,668 20,107 0.18%
Booking Holdings, Inc. ........................................... 9 28,134 0.26%
Cisco Systems, Inc. .............................................. 1,394 74,933 0.68%
Elisa Oyj ...................................................... 224 10,411 0.10%
Etsy, Inc. ...................................................... 104 6,732 0.06%
Fox Corp ...................................................... 1,018 29,412 0.27%
Juniper Networks Inc ............................................. 363 10,092 0.09%
KDDI Corp ..................................................... 2,656 81,457 0.74%
Koninklijke KPN NV .............................................. 4,400 14,528 0.13%
M3 Inc ........................................................ 3,902 71,020 0.65%
Monotaro Co. Ltd. ............................................... 518 5,556 0.05%
Motorola Solutions, Inc. ........................................... 90 24,538 0.22%
Pinterest Inc, Class A ............................................ 1,846 49,892 0.46%
Telstra Group Ltd ................................................ 4,110 10,212 0.09%
Trend Micro Inc/Japan ........................................... 149 5,674 0.05%
Uber Technologies, Inc. ........................................... 194 8,932 0.08%
VeriSign, Inc. ................................................... 339 68,733 0.63%
Wolters Kluwer NV .............................................. 362 43,942 0.40%
WPP PLC ..................................................... 5,364 47,987 0.44%
Zillow Group Inc, Class C ......................................... 129 5,973 0.06%
ZOZO Inc ...................................................... 603 11,075 0.10%
704,206
Consumer, Cyclical
Autozone, Inc. .................................................. 4 11,362 0.10%
Bath & Body Works Inc ........................................... 810 27,380 0.25%
Bayerische Motoren Werke AG ..................................... 69 7,035 0.07%
Best Buy Co Inc ................................................ 1,206 83,772 0.76%
Burberry Group PLC ............................................. 288 6,718 0.06%
Compass Group PLC ............................................ 298 7,277 0.07%
Darden Restaurants, Inc. ......................................... 59 8,521 0.08%
Deckers Outdoor Corp ........................................... 43 22,220 0.20%
Denso Corp .................................................... 6,772 108,976 0.99%
Evolution AB, 144A .............................................. 417 42,478 0.39%
Fast Retailing Co. Ltd. ............................................ 26 5,659 0.05%
Ferrari NV ..................................................... 23 6,882 0.06%
Ford Motor Co .................................................. 8,549 106,180 0.97%
General Motors Co .............................................. 288 9,489 0.09%
Hermes International SCA ........................................ 3 5,579 0.05%
Hilton Worldwide Holdings Inc ..................................... 608 91,372 0.83%
Home Depot, Inc. (The) ........................................... 70 21,217 0.19%
ITOCHU Corp .................................................. 1,319 47,805 0.44%
Koito Manufacturing Co. Ltd. ...................................... 367 5,556 0.05%
La Francaise des Jeux SAEM, 144A ................................ 204 6,640 0.06%
Lennar Corp, Class A ............................................ 388 43,589 0.40%
Magna International, Inc. .......................................... 131 7,034 0.06%
Marriott International, Inc./Md, Class A ............................... 141 27,702 0.25%
Marubeni Corp ................................................. 363 5,672 0.05%
McDonald's Corp ................................................ 55 14,535 0.13%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Mitsui & Co Ltd ................................................. 432 $ 15,700 0.14%
Next PLC ...................................................... 68 6,058 0.06%
NGK Insulators Ltd. .............................................. 1,919 25,489 0.23%
Nike, Inc., Class B ............................................... 989 94,614 0.86%
Nintendo Co Ltd ................................................ 796 33,239 0.30%
Nissan Motor Co. Ltd. ............................................ 11,005 48,701 0.44%
O'reilly Automotive, Inc. ........................................... 64 58,607 0.54%
Pultegroup, Inc. ................................................. 294 21,778 0.20%
Qantas Airways Ltd. ............................................. 1,653 5,526 0.05%
Rational AG .................................................... 15 9,335 0.09%
Ross Stores, Inc. ................................................ 233 26,263 0.24%
Sekisui House Ltd. .............................................. 285 5,687 0.05%
Stellantis NV ................................................... 3,189 61,480 0.56%
Sumitomo Corp ................................................. 3,389 67,777 0.62%
TJX Cos Inc/The ................................................ 1,231 109,431 1.00%
Toho Co Ltd/Tokyo .............................................. 981 33,528 0.31%
Tractor Supply Co. .............................................. 105 21,410 0.20%
Yum! Brands, Inc. ............................................... 297 37,084 0.34%
1,412,357
Consumer, Non-cyclical
Align Technology, Inc. ............................................ 19 5,687 0.05%
Amgen, Inc. .................................................... 174 46,760 0.43%
Archer-Daniels-Midland Co ........................................ 1,454 109,694 1.00%
Booz Allen Hamilton Holding Corp., Class A ........................... 179 19,600 0.18%
Bureau Veritas SA ............................................... 1,105 27,506 0.25%
Cardinal Health Inc .............................................. 495 42,961 0.39%
Carl Zeiss Meditec AG ........................................... 200 17,501 0.16%
Cencora Inc .................................................... 74 13,370 0.12%
Centene Corp .................................................. 217 14,926 0.14%
Coloplast A/S, Class B ........................................... 233 24,696 0.23%
DaVita, Inc. .................................................... 61 5,758 0.05%
Dexcom, Inc. ................................................... 419 39,090 0.36%
Eisai Co. Ltd. ................................................... 100 5,589 0.05%
Experian PLC .................................................. 2,682 88,087 0.80%
Gartner, Inc. .................................................... 24 8,117 0.07%
Genmab A/S ................................................... 16 5,580 0.05%
George Weston Ltd. ............................................. 325 36,204 0.33%
GMO Payment Gateway Inc ....................................... 248 13,586 0.12%
Hershey Co. (The) ............................................... 110 22,101 0.20%
Hologic, Inc. .................................................... 796 55,240 0.50%
Incyte Corp. .................................................... 627 36,197 0.33%
Jeronimo Martins SGPS SA ....................................... 789 17,764 0.16%
Kesko Oyj, Class B .............................................. 341 6,123 0.06%
Kobayashi Pharmaceutical Co Ltd .................................. 596 26,655 0.24%
Kose Corp ..................................................... 78 5,702 0.05%
Lamb Weston Holdings, Inc. ....................................... 163 15,033 0.14%
MarketAxess Holdings Inc ........................................ 257 54,892 0.50%
McKesson Corp ................................................. 103 44,753 0.41%
Molina Healthcare, Inc. ........................................... 19 6,137 0.06%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Moody's Corp .................................................. 345 $ 109,029 0.99%
Neurocrine Biosciences Inc ....................................... 94 10,553 0.10%
Novo Nordisk A/S, Class B ........................................ 375 34,259 0.31%
Olympus Corp .................................................. 1,353 17,602 0.16%
Ono Pharmaceutical Co Ltd ....................................... 4,626 88,918 0.81%
Orion OYJ, Class B .............................................. 463 18,252 0.17%
Persol Holdings Co. Ltd. .......................................... 16,566 27,023 0.25%
Randstad NV ................................................... 742 41,145 0.38%
Regeneron Pharmaceuticals, Inc. ................................... 25 20,441 0.19%
ResMed Inc .................................................... 38 5,597 0.05%
Robert Half Inc ................................................. 338 24,773 0.23%
Roche Holding AG ............................................... 21 5,695 0.05%
S&p Global, Inc. ................................................ 136 49,690 0.45%
Shionogi & Co. Ltd. .............................................. 204 9,139 0.08%
Sonova Holding AG .............................................. 109 26,047 0.24%
Tesco PLC ..................................................... 6,960 22,440 0.20%
Universal Health Services Inc, Class B .............................. 109 13,712 0.13%
Vertex Pharmaceuticals, Inc. ...................................... 16 5,620 0.05%
1,345,244
Diversified
Jardine Matheson Holdings Ltd .................................... 119 5,538 0.05%
Swire Pacific Ltd, Class A ......................................... 1,195 8,064 0.07%
13,602
Energy
Ampol Ltd. ..................................................... 1,750 38,181 0.35%
Apa Corp. ..................................................... 2,542 104,488 0.95%
ARC Resources Ltd ............................................. 1,579 25,313 0.23%
BP PLC ....................................................... 2,659 17,244 0.16%
Chesapeake Energy Corp ......................................... 674 58,113 0.53%
ConocoPhillips ................................................. 889 106,515 0.97%
Coterra Energy, Inc. ............................................. 3,784 102,350 0.93%
Devon Energy Corp .............................................. 1,613 76,944 0.70%
Diamondback Energy, Inc. ........................................ 43 6,603 0.06%
Eneos Holdings, Inc. ............................................. 1,569 6,204 0.06%
EOG Resources Inc ............................................. 171 21,715 0.20%
EQT Corp ..................................................... 2,713 110,084 1.00%
Equinor ASA ................................................... 1,157 38,171 0.35%
First Solar Inc .................................................. 314 50,724 0.46%
Hf Sinclair Corp. ................................................ 1,755 99,885 0.91%
Idemitsu Kosan Co. Ltd. .......................................... 2,133 49,154 0.45%
Marathon Oil Corp ............................................... 4,080 109,152 1.00%
Marathon Petroleum Corp ......................................... 310 46,973 0.43%
Neste OYJ ..................................................... 1,066 36,271 0.33%
Occidental Petroleum Corp. ....................................... 88 5,733 0.05%
OMV AG ...................................................... 517 24,808 0.23%
Pembina Pipeline Corp ........................................... 260 7,860 0.07%
Phillips 66 ..................................................... 77 9,247 0.08%
Pioneer Natural Resources Co ..................................... 312 71,562 0.65%
Santos Ltd ..................................................... 16,491 84,084 0.77%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Energy (continued)
Targa Resources Corp ........................................... 66 $ 5,693 0.05%
Texas Pacific Land Corp .......................................... 44 80,167 0.73%
Tourmaline Oil Corp, Class Common Subs. Receipt .................... 2,164 109,421 1.00%
Valero Energy Corp .............................................. 100 14,115 0.13%
Woodside Energy Group Ltd ....................................... 4,668 109,930 1.00%
1,626,704
Financial
Allstate Corp. (The) .............................................. 516 57,516 0.52%
American Express Co. ........................................... 39 5,774 0.05%
American Financial Group, Inc./Oh .................................. 830 92,699 0.85%
ASR Nederland NV .............................................. 174 6,555 0.06%
Aviva PLC ..................................................... 1,295 6,159 0.06%
BOC Hong Kong Holdings Ltd ..................................... 14,801 40,537 0.37%
CapitaLand Integrated Commercial Trust ............................. 31,882 43,213 0.39%
Charles Schwab Corp. (The) ...................................... 353 19,368 0.18%
Cincinnati Financial Corp. ......................................... 134 13,742 0.13%
CK Asset Holdings Ltd ........................................... 8,657 45,597 0.42%
Daiwa House REIT Investment Co, Class REIT ........................ 3 5,639 0.05%
Danske Bank A/S ............................................... 243 5,661 0.05%
Discover Financial Services ....................................... 65 5,599 0.05%
Equitable Holdings Inc ........................................... 3,736 106,054 0.97%
Everest Group Ltd ............................................... 15 5,672 0.05%
EXOR NV ..................................................... 294 26,164 0.24%
Extra Space Storage Inc .......................................... 47 5,770 0.05%
Globe Life Inc .................................................. 941 102,284 0.93%
Hargreaves Lansdown PLC ....................................... 2,461 23,221 0.21%
Hartford Financial Services Group Inc/The ............................ 1,138 80,712 0.74%
Healthpeak Properties Inc ......................................... 975 17,898 0.16%
Hongkong Land Holdings Ltd ...................................... 4,259 15,205 0.14%
Intesa Sanpaolo SpA ............................................. 9,566 24,707 0.23%
Kimco Realty Corp .............................................. 317 5,584 0.05%
Legal & General Group PLC ....................................... 2,138 5,806 0.05%
Manulife Financial Corp, Class Common Subs. Receipt ................. 5,975 109,689 1.00%
Mapletree Pan Asia Commercial Trust ............................... 17,372 18,201 0.17%
Mastercard Inc, Class A .......................................... 277 109,467 1.00%
MetLife, Inc. .................................................... 1,633 102,703 0.94%
New World Development Co Ltd .................................... 13,009 25,314 0.23%
Partners Group Holding AG ....................................... 13 14,772 0.13%
Principal Financial Group Inc ...................................... 1,148 82,747 0.75%
Prudential Financial Inc ........................................... 302 28,642 0.26%
SBA Communications Corp, Class A ................................ 29 5,781 0.05%
Segro PLC ..................................................... 3,867 33,955 0.31%
Societe Generale SA ............................................. 2,387 58,230 0.53%
St James's Place PLC ............................................ 1,270 12,895 0.12%
Synchrony Financial ............................................. 3,584 109,549 1.00%
Travelers Cos Inc/The ............................................ 670 109,355 1.00%
Tryg A/S ....................................................... 1,635 30,020 0.27%
W R Berkley Corp ............................................... 120 7,601 0.07%
Wendel SE .................................................... 102 8,095 0.07%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial (continued)
Weyerhaeuser Co, Class REIT ..................................... 1,885 $ 57,795 0.53%
Zurich Insurance Group AG ....................................... 12 5,633 0.05%
1,697,580
Industrial
3M Co ........................................................ 1,033 96,734 0.88%
AGC Inc ....................................................... 2,313 81,279 0.74%
AP Moller - Maersk A/S, Class A .................................... 10 18,322 0.17%
AP Moller - Maersk A/S, Class B ................................... 45 80,787 0.74%
Azbil Corp ..................................................... 482 14,785 0.14%
Builders FirstSource, Inc. ......................................... 356 44,333 0.40%
Canadian National Railway Co ..................................... 403 43,835 0.40%
CH Robinson Worldwide, Inc. ...................................... 65 5,604 0.05%
Cie de Saint-Gobain SA .......................................... 1,376 82,841 0.76%
CK Infrastructure Holdings Ltd ..................................... 2,406 11,380 0.10%
CRH PLC ...................................................... 1,966 108,995 0.99%
Dassault Aviation SA ............................................. 78 14,662 0.13%
Deutsche Post AG ............................................... 471 19,201 0.18%
DSV A/S ...................................................... 433 81,093 0.74%
Eaton Corp PLC ................................................ 28 5,930 0.05%
Expeditors International of Washington Inc ........................... 337 38,615 0.35%
Garmin Ltd. .................................................... 352 37,049 0.34%
Hoya Corp. .................................................... 1,065 109,391 1.00%
Hubbell Inc, Class B ............................................. 164 51,421 0.47%
IDEX Corp ..................................................... 27 5,524 0.05%
James Hardie Industries PLC ...................................... 2,569 67,635 0.62%
Kawasaki Kisen Kaisha Ltd ........................................ 168 5,738 0.05%
Keppel Corp Ltd ................................................ 2,038 10,152 0.09%
Keysight Technologies, Inc. ........................................ 49 6,453 0.06%
Knight-Swift Transportation Holdings Inc, Class A ...................... 1,021 51,197 0.47%
Kone OYJ, Class B .............................................. 1,093 46,181 0.42%
Legrand SA .................................................... 121 11,175 0.10%
Lendlease Corp Ltd .............................................. 4,985 23,102 0.21%
Lockheed Martin Corp. ........................................... 98 39,893 0.36%
Makita Corp .................................................... 870 21,527 0.20%
Martin Marietta Materials, Inc. ...................................... 45 18,476 0.17%
Masco Corp .................................................... 459 24,537 0.22%
Mettler-Toledo International Inc ..................................... 74 81,499 0.74%
MISUMI Group Inc .............................................. 360 5,633 0.05%
Mitsui OSK Lines Ltd ............................................. 1,864 51,331 0.47%
MTU Aero Engines AG ........................................... 145 26,342 0.24%
Nibe Industrier AB, Class B ........................................ 2,357 15,574 0.14%
Nippon Express Holdings, Inc. ..................................... 1,024 53,563 0.49%
Nippon Yusen KK ............................................... 261 6,799 0.06%
Owens Corning ................................................. 654 89,194 0.81%
Poste Italiane SpA, 144A ......................................... 3,711 39,151 0.36%
Rockwool A/S, Class B ........................................... 62 14,997 0.14%
Safran SA ..................................................... 243 38,241 0.35%
Siemens AG ................................................... 76 10,977 0.10%
Siemens Energy AG ............................................. 2,429 31,834 0.29%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial (continued)
Smiths Group PLC .............................................. 1,335 $ 26,389 0.24%
Snap-on Inc .................................................... 45 11,561 0.11%
TE Connectivity Ltd .............................................. 723 89,319 0.82%
Techtronic Industries Co Ltd ....................................... 1,931 18,735 0.17%
Tenaris SA ..................................................... 1,532 24,300 0.22%
Toshiba Corp. .................................................. 385 11,890 0.11%
Vulcan Materials Co ............................................. 29 5,912 0.05%
West Fraser Timber Co Ltd ........................................ 160 11,671 0.11%
Xinyi Glass Holdings Ltd .......................................... 12,960 16,780 0.15%
Xylem, Inc./NY .................................................. 82 7,462 0.07%
1,967,001
Technology
Accenture PLC, Class A .......................................... 263 80,782 0.74%
Adobe, Inc. .................................................... 161 82,215 0.75%
Advantest Corp ................................................. 1,325 37,121 0.34%
Applied Materials, Inc. ............................................ 743 102,881 0.94%
ASM International NV ............................................ 83 34,729 0.32%
ASML Holding NV ............................................... 36 21,095 0.19%
Atlassian Corp., Class A .......................................... 272 54,725 0.50%
BayCurrent Consulting Inc ........................................ 421 14,087 0.13%
BE Semiconductor Industries NV ................................... 136 13,398 0.12%
Canon Inc ..................................................... 244 5,886 0.05%
Capcom Co. Ltd. ................................................ 575 20,737 0.19%
Dell Technologies, Inc., Class C .................................... 140 9,647 0.09%
Disco Corp ..................................................... 119 22,035 0.20%
Dropbox Inc, Class A ............................................. 1,580 43,022 0.39%
HubSpot Inc .................................................... 146 72,058 0.66%
Intuit, Inc. ...................................................... 70 35,921 0.33%
KLA Corp. ..................................................... 41 18,969 0.17%
Konami Group Corp ............................................. 106 5,582 0.05%
Lam Research Corp. ............................................. 77 48,349 0.44%
Microsoft Corp. ................................................. 278 87,860 0.80%
Monday.com Ltd ................................................ 115 18,230 0.17%
Monolithic Power Systems, Inc. .................................... 16 7,372 0.07%
Netapp, Inc. .................................................... 1,394 105,802 0.97%
Nexon Co Ltd .................................................. 1,424 25,511 0.23%
NVIDIA Corp. ................................................... 203 88,399 0.81%
Oracle Corp .................................................... 54 5,678 0.05%
Otsuka Corp ................................................... 1,097 46,563 0.42%
Paychex, Inc. ................................................... 763 87,986 0.80%
STMicroelectronics NV ........................................... 1,407 61,057 0.56%
Super Micro Computer Inc ........................................ 166 45,414 0.41%
Teradyne Inc ................................................... 74 7,442 0.07%
Texas Instruments, Inc. ........................................... 36 5,683 0.05%
TIS Inc ........................................................ 1,747 38,556 0.35%
Tokyo Electron Ltd. .............................................. 200 27,360 0.25%
Wisetech Global Ltd. ............................................. 268 11,234 0.10%
1,393,386

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Utilities
Canadian Utilities Ltd, Class A ..................................... 1,032 $ 21,911 0.20%
E.ON SE ...................................................... 6,360 75,405 0.69%
Engie SA ...................................................... 6,280 96,591 0.88%
Orsted As, 144A ................................................ 195 10,638 0.09%
Power Assets Holdings Ltd ........................................ 3,585 17,346 0.16%
Sembcorp Industries Ltd .......................................... 1,517 5,656 0.05%
SSE PLC ...................................................... 282 5,548 0.05%
233,095
Total ....................................................................... $ 10,966,320 100.00%
* The following table shows the individual positions and related values of the securities within the BNP Custom Global Long
Equity Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Agnico Eagle Mines Ltd .......................................... 21,588 $ 985,489 1.00%
Albemarle Corp. ................................................ 425 72,287 0.07%
Arcelormittal SA ................................................. 5,772 145,264 0.15%
BASF Se ...................................................... 14,297 649,991 0.66%
Brenntag SE ................................................... 3,406 264,888 0.27%
Franco-Nevada Corp ............................................. 3,515 471,394 0.48%
Glencore PLC .................................................. 72,175 413,900 0.42%
Icl Group Ltd. ................................................... 38,129 211,042 0.22%
IGO Ltd ....................................................... 6,143 50,197 0.05%
Kinross Gold Corp ............................................... 47,732 218,537 0.22%
Mosaic Co. (The) ................................................ 1,452 51,676 0.05%
Nitto Denko Corp ................................................ 788 51,774 0.05%
Norsk Hydro ASA ............................................... 8,249 52,070 0.05%
Novozymes A/S, Class B ......................................... 2,919 117,947 0.12%
Nucor Corp .................................................... 554 86,587 0.09%
OCI NV ....................................................... 6,782 189,445 0.19%
Rio Tinto Ltd ................................................... 2,446 179,288 0.18%
Shin-Etsu Chemical Co. Ltd. ....................................... 1,772 51,577 0.05%
South32 Ltd. ................................................... 22,717 49,703 0.05%
Steel Dynamics, Inc. ............................................. 3,846 412,322 0.42%
Wheaton Precious Metals Corp. .................................... 2,859 116,566 0.12%
Yara International ASA ........................................... 7,611 289,740 0.29%
5,131,684
Communications
Alphabet Inc, Class A ............................................ 5,174 677,012 0.69%
Auto Trader Group PLC, 144A ..................................... 23,970 180,668 0.18%
Booking Holdings, Inc. ........................................... 82 253,645 0.26%
Cisco Systems, Inc. .............................................. 12,513 672,673 0.68%
Elisa Oyj ...................................................... 2,010 93,391 0.10%
Etsy, Inc. ...................................................... 941 60,749 0.06%
Fox Corp ...................................................... 9,165 264,691 0.27%
Juniper Networks Inc ............................................. 3,268 90,827 0.09%
KDDI Corp ..................................................... 23,726 727,801 0.74%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Communications (continued)
Koninklijke KPN NV .............................................. 39,458 $ 130,274 0.13%
M3 Inc ........................................................ 34,923 635,691 0.64%
Monotaro Co. Ltd. ............................................... 4,625 49,605 0.05%
Motorola Solutions, Inc. ........................................... 810 220,510 0.22%
Pinterest Inc, Class A ............................................ 16,506 446,148 0.45%
Telstra Group Ltd ................................................ 36,870 91,616 0.09%
Trend Micro Inc/Japan ........................................... 1,347 51,183 0.05%
Uber Technologies, Inc. ........................................... 1,752 80,571 0.08%
VeriSign, Inc. ................................................... 3,055 618,630 0.63%
Wolters Kluwer NV .............................................. 3,250 394,373 0.40%
WPP PLC ..................................................... 48,176 430,961 0.44%
Zillow Group Inc, Class C ......................................... 1,169 53,944 0.06%
ZOZO Inc ...................................................... 5,408 99,407 0.10%
6,324,370
Consumer, Cyclical
Autozone, Inc. .................................................. 40 101,872 0.10%
Bath & Body Works Inc ........................................... 7,285 246,249 0.25%
Bayerische Motoren Werke AG ..................................... 620 63,214 0.06%
Best Buy Co Inc ................................................ 10,780 748,905 0.76%
Burberry Group PLC ............................................. 2,587 60,256 0.06%
Compass Group PLC ............................................ 2,679 65,384 0.07%
Darden Restaurants, Inc. ......................................... 535 76,626 0.08%
Deckers Outdoor Corp ........................................... 389 200,194 0.20%
Denso Corp .................................................... 61,225 985,193 1.00%
Evolution AB, 144A .............................................. 3,728 379,581 0.39%
Fast Retailing Co. Ltd. ............................................ 233 50,788 0.05%
Ferrari NV ..................................................... 210 62,129 0.06%
Ford Motor Co .................................................. 77,140 958,074 0.97%
General Motors Co .............................................. 2,587 85,305 0.09%
Hermes International SCA ........................................ 27 49,999 0.05%
Hilton Worldwide Holdings Inc ..................................... 5,468 821,192 0.83%
Home Depot, Inc. (The) ........................................... 632 190,924 0.19%
ITOCHU Corp .................................................. 11,911 431,552 0.44%
Koito Manufacturing Co. Ltd. ...................................... 3,293 49,802 0.05%
La Francaise des Jeux SAEM, 144A ................................ 1,824 59,467 0.06%
Lennar Corp, Class A ............................................ 3,506 393,486 0.40%
Magna International, Inc. .......................................... 1,169 62,918 0.06%
Marriott International, Inc./Md, Class A ............................... 1,266 248,813 0.25%
Marubeni Corp ................................................. 3,281 51,281 0.05%
McDonald's Corp ................................................ 497 130,866 0.13%
Mitsui & Co Ltd ................................................. 3,896 141,615 0.14%
Next PLC ...................................................... 610 54,339 0.06%
NGK Insulators Ltd. .............................................. 17,202 228,498 0.23%
Nike, Inc., Class B ............................................... 8,906 851,566 0.86%
Nintendo Co Ltd ................................................ 7,112 296,939 0.30%
Nissan Motor Co. Ltd. ............................................ 100,082 442,893 0.45%
O'reilly Automotive, Inc. ........................................... 580 527,409 0.54%
Pultegroup, Inc. ................................................. 2,646 195,954 0.20%
Qantas Airways Ltd. ............................................. 14,867 49,703 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Rational AG .................................................... 132 $ 83,529 0.08%
Ross Stores, Inc. ................................................ 2,090 236,091 0.24%
Sekisui House Ltd. .............................................. 2,555 50,986 0.05%
Stellantis NV ................................................... 28,589 551,077 0.56%
Sumitomo Corp ................................................. 30,381 607,585 0.62%
TJX Cos Inc/The ................................................ 11,092 985,884 1.00%
Toho Co Ltd/Tokyo .............................................. 8,814 301,377 0.31%
Tractor Supply Co. .............................................. 948 192,404 0.20%
Yum! Brands, Inc. ............................................... 2,659 332,244 0.34%
12,704,163
Consumer, Non-cyclical
Align Technology, Inc. ............................................ 168 51,380 0.05%
Amgen, Inc. .................................................... 1,561 419,619 0.43%
Archer-Daniels-Midland Co ........................................ 13,067 985,489 1.00%
Booz Allen Hamilton Holding Corp., Class A ........................... 1,612 176,132 0.18%
Bureau Veritas SA ............................................... 9,911 246,644 0.25%
Cardinal Health Inc .............................................. 4,452 386,484 0.39%
Carl Zeiss Meditec AG ........................................... 1,793 157,197 0.16%
Cencora Inc .................................................... 669 120,314 0.12%
Centene Corp .................................................. 1,950 134,318 0.14%
Coloplast A/S, Class B ........................................... 2,087 221,496 0.22%
DaVita, Inc. .................................................... 552 52,169 0.05%
Dexcom, Inc. ................................................... 3,803 354,827 0.36%
Eisai Co. Ltd. ................................................... 907 50,492 0.05%
Experian PLC .................................................. 24,095 791,310 0.80%
Gartner, Inc. .................................................... 212 72,780 0.07%
Genmab A/S ................................................... 140 49,999 0.05%
George Weston Ltd. ............................................. 2,920 325,341 0.33%
GMO Payment Gateway Inc ....................................... 2,219 121,596 0.12%
Hershey Co. (The) ............................................... 993 198,617 0.20%
Hologic, Inc. .................................................... 7,163 497,133 0.50%
Incyte Corp. .................................................... 5,637 325,636 0.33%
Jeronimo Martins SGPS SA ....................................... 7,082 159,367 0.16%
Kesko Oyj, Class B .............................................. 3,058 54,930 0.06%
Kobayashi Pharmaceutical Co Ltd .................................. 5,341 238,951 0.24%
Kose Corp ..................................................... 706 51,380 0.05%
Lamb Weston Holdings, Inc. ....................................... 1,456 134,614 0.14%
MarketAxess Holdings Inc ........................................ 2,309 493,386 0.50%
McKesson Corp ................................................. 927 403,052 0.41%
Molina Healthcare, Inc. ........................................... 169 55,522 0.06%
Moody's Corp .................................................. 3,110 983,320 1.00%
Neurocrine Biosciences Inc ....................................... 849 95,561 0.10%
Novo Nordisk A/S, Class B ........................................ 3,377 308,674 0.31%
Olympus Corp .................................................. 12,149 158,085 0.16%
Ono Pharmaceutical Co Ltd ....................................... 41,451 796,734 0.81%
Orion OYJ, Class B .............................................. 4,145 163,311 0.17%
Persol Holdings Co. Ltd. .......................................... 149,203 243,389 0.25%
Randstad NV ................................................... 6,682 370,508 0.38%
Regeneron Pharmaceuticals, Inc. ................................... 223 183,725 0.19%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
ResMed Inc .................................................... 341 $ 50,492 0.05%
Robert Half Inc ................................................. 3,043 222,975 0.23%
Roche Holding AG ............................................... 186 50,985 0.05%
S&p Global, Inc. ................................................ 1,227 448,514 0.45%
Shionogi & Co. Ltd. .............................................. 1,827 81,853 0.08%
Sonova Holding AG .............................................. 981 233,429 0.24%
Tesco PLC ..................................................... 62,548 201,674 0.20%
Universal Health Services Inc, Class B .............................. 981 123,371 0.13%
Vertex Pharmaceuticals, Inc. ...................................... 146 50,690 0.05%
12,097,465
Diversified
Jardine Matheson Holdings Ltd .................................... 1,086 50,394 0.05%
Swire Pacific Ltd, Class A ......................................... 10,712 72,287 0.08%
122,681
Energy
Ampol Ltd. ..................................................... 15,718 342,895 0.35%
Apa Corp. ..................................................... 22,932 942,492 0.96%
ARC Resources Ltd ............................................. 14,096 226,032 0.23%
BP PLC ....................................................... 24,011 155,718 0.16%
Chesapeake Energy Corp ......................................... 6,057 522,281 0.53%
ConocoPhillips ................................................. 8,032 962,215 0.98%
Coterra Energy, Inc. ............................................. 34,106 922,571 0.94%
Devon Energy Corp .............................................. 14,582 695,552 0.70%
Diamondback Energy, Inc. ........................................ 383 59,368 0.06%
Eneos Holdings, Inc. ............................................. 14,069 55,620 0.06%
EOG Resources Inc ............................................. 1,544 195,757 0.20%
EQT Corp ..................................................... 24,295 985,884 1.00%
Equinor ASA ................................................... 10,405 343,190 0.35%
First Solar Inc .................................................. 2,818 455,418 0.46%
Hf Sinclair Corp. ................................................ 15,843 901,960 0.91%
Idemitsu Kosan Co. Ltd. .......................................... 19,235 443,189 0.45%
Marathon Oil Corp ............................................... 36,852 985,785 1.00%
Marathon Petroleum Corp ......................................... 2,785 421,493 0.43%
Neste OYJ ..................................................... 9,551 324,848 0.33%
Occidental Petroleum Corp. ....................................... 796 51,676 0.05%
OMV AG ...................................................... 4,632 222,186 0.22%
Pembina Pipeline Corp ........................................... 2,318 70,019 0.07%
Phillips 66 ..................................................... 696 83,628 0.08%
Pioneer Natural Resources Co ..................................... 2,812 645,455 0.65%
Santos Ltd ..................................................... 147,596 752,554 0.76%
Targa Resources Corp ........................................... 597 51,183 0.05%
Texas Pacific Land Corp .......................................... 399 728,096 0.74%
Tourmaline Oil Corp, Class Common Subs. Receipt .................... 19,505 986,081 1.00%
Valero Energy Corp .............................................. 903 128,006 0.13%
Woodside Energy Group Ltd ....................................... 41,857 985,785 1.00%
14,646,937
Financial
Allstate Corp. (The) .............................................. 4,645 517,547 0.52%
American Express Co. ........................................... 348 51,972 0.05%
American Financial Group, Inc./Oh .................................. 7,486 835,985 0.85%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial (continued)
ASR Nederland NV .............................................. 1,563 $ 58,776 0.06%
Aviva PLC ..................................................... 11,630 55,325 0.06%
BOC Hong Kong Holdings Ltd ..................................... 133,335 365,182 0.37%
CapitaLand Integrated Commercial Trust ............................. 285,287 386,681 0.39%
Charles Schwab Corp. (The) ...................................... 3,181 174,652 0.18%
Cincinnati Financial Corp. ......................................... 1,208 123,568 0.13%
CK Asset Holdings Ltd ........................................... 77,685 409,166 0.41%
Daiwa House REIT Investment Co, Class REIT ........................ 28 50,197 0.05%
Danske Bank A/S ............................................... 2,181 50,887 0.05%
Discover Financial Services ....................................... 581 50,295 0.05%
Equitable Holdings Inc ........................................... 33,604 954,030 0.97%
Everest Group Ltd ............................................... 138 51,183 0.05%
EXOR NV ..................................................... 2,649 235,401 0.24%
Extra Space Storage Inc .......................................... 426 51,774 0.05%
Globe Life Inc .................................................. 8,484 922,472 0.94%
Hargreaves Lansdown PLC ....................................... 22,344 210,845 0.21%
Hartford Financial Services Group Inc/The ............................ 10,254 727,110 0.74%
Healthpeak Properties Inc ......................................... 8,766 160,945 0.16%
Hongkong Land Holdings Ltd ...................................... 38,287 136,685 0.14%
Intesa Sanpaolo SpA ............................................. 86,253 222,778 0.23%
Kimco Realty Corp .............................................. 2,859 50,295 0.05%
Legal & General Group PLC ....................................... 19,176 52,070 0.05%
Manulife Financial Corp, Class Common Subs. Receipt ................. 53,682 985,489 1.00%
Mapletree Pan Asia Commercial Trust ............................... 155,312 162,720 0.16%
Mastercard Inc, Class A .......................................... 2,489 985,391 1.00%
MetLife, Inc. .................................................... 14,682 923,656 0.94%
New World Development Co Ltd .................................... 115,955 225,638 0.23%
Partners Group Holding AG ....................................... 117 132,838 0.13%
Principal Financial Group Inc ...................................... 10,350 745,946 0.76%
Prudential Financial Inc ........................................... 2,712 257,294 0.26%
SBA Communications Corp, Class A ................................ 260 51,972 0.05%
Segro PLC ..................................................... 34,720 304,828 0.31%
Societe Generale SA ............................................. 21,382 521,590 0.53%
St James's Place PLC ............................................ 11,361 115,383 0.12%
Synchrony Financial ............................................. 32,227 985,193 1.00%
Travelers Cos Inc/The ............................................ 6,036 985,687 1.00%
Tryg A/S ....................................................... 14,642 268,833 0.27%
W R Berkley Corp ............................................... 1,083 68,737 0.07%
Wendel SE .................................................... 916 72,780 0.07%
Weyerhaeuser Co, Class REIT ..................................... 16,890 517,843 0.53%
Zurich Insurance Group AG ....................................... 110 50,492 0.05%
15,268,131
Industrial
3M Co ........................................................ 9,276 868,430 0.88%
AGC Inc ....................................................... 20,826 731,942 0.74%
AP Moller - Maersk A/S, Class A .................................... 93 165,777 0.17%
AP Moller - Maersk A/S, Class B ................................... 402 726,518 0.74%
Azbil Corp ..................................................... 4,320 132,543 0.13%
Builders FirstSource, Inc. ......................................... 3,224 401,375 0.41%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial (continued)
Canadian National Railway Co ..................................... 3,603 $ 392,006 0.40%
CH Robinson Worldwide, Inc. ...................................... 586 50,492 0.05%
Cie de Saint-Gobain SA .......................................... 12,384 745,650 0.76%
CK Infrastructure Holdings Ltd ..................................... 21,722 102,760 0.10%
CRH PLC ...................................................... 17,757 984,306 1.00%
Dassault Aviation SA ............................................. 698 131,754 0.13%
Deutsche Post AG ............................................... 4,219 172,088 0.17%
DSV A/S ...................................................... 3,894 728,984 0.74%
Eaton Corp PLC ................................................ 251 53,451 0.05%
Expeditors International of Washington Inc ........................... 3,033 347,727 0.35%
Garmin Ltd. .................................................... 3,161 332,540 0.34%
Hoya Corp. .................................................... 9,564 982,333 1.00%
Hubbell Inc, Class B ............................................. 1,483 464,885 0.47%
IDEX Corp ..................................................... 238 49,605 0.05%
James Hardie Industries PLC ...................................... 23,023 606,106 0.61%
Kawasaki Kisen Kaisha Ltd ........................................ 1,511 51,676 0.05%
Keppel Corp Ltd ................................................ 18,270 91,024 0.09%
Keysight Technologies, Inc. ........................................ 440 58,185 0.06%
Knight-Swift Transportation Holdings Inc, Class A ...................... 9,154 459,067 0.47%
Kone OYJ, Class B .............................................. 9,814 414,689 0.42%
Legrand SA .................................................... 1,085 100,294 0.10%
Lendlease Corp Ltd .............................................. 44,605 206,703 0.21%
Lockheed Martin Corp. ........................................... 875 357,786 0.36%
Makita Corp .................................................... 7,840 193,982 0.20%
Martin Marietta Materials, Inc. ...................................... 407 166,960 0.17%
Masco Corp .................................................... 4,138 221,200 0.22%
Mettler-Toledo International Inc ..................................... 663 735,098 0.75%
MISUMI Group Inc .............................................. 3,224 50,492 0.05%
Mitsui OSK Lines Ltd ............................................. 16,705 460,151 0.47%
MTU Aero Engines AG ........................................... 1,308 237,768 0.24%
Nibe Industrier AB, Class B ........................................ 21,150 139,742 0.14%
Nippon Express Holdings, Inc. ..................................... 9,203 481,256 0.49%
Nippon Yusen KK ............................................... 2,340 60,946 0.06%
Owens Corning ................................................. 5,901 805,018 0.82%
Poste Italiane SpA, 144A ......................................... 33,273 351,080 0.36%
Rockwool A/S, Class B ........................................... 550 133,726 0.14%
Safran SA ..................................................... 2,184 343,684 0.35%
Siemens AG ................................................... 687 98,717 0.10%
Siemens Energy AG ............................................. 21,824 285,992 0.29%
Smiths Group PLC .............................................. 12,005 237,275 0.24%
Snap-on Inc .................................................... 408 103,943 0.11%
TE Connectivity Ltd .............................................. 6,500 802,947 0.81%
Techtronic Industries Co Ltd ....................................... 17,307 167,946 0.17%
Tenaris SA ..................................................... 13,796 218,833 0.22%
Toshiba Corp. .................................................. 3,456 106,606 0.11%
Vulcan Materials Co ............................................. 264 53,254 0.05%
West Fraser Timber Co Ltd ........................................ 1,441 105,127 0.11%
Xinyi Glass Holdings Ltd .......................................... 116,691 151,083 0.15%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial (continued)
Xylem, Inc./NY .................................................. 736 $ 66,962 0.07%
17,690,484
Technology
Accenture PLC, Class A .......................................... 2,357 723,856 0.74%
Adobe, Inc. .................................................... 1,449 738,944 0.75%
Advantest Corp ................................................. 11,871 332,638 0.34%
Applied Materials, Inc. ............................................ 6,706 928,389 0.94%
ASM International NV ............................................ 745 313,507 0.32%
ASML Holding NV ............................................... 321 189,938 0.19%
Atlassian Corp., Class A .......................................... 2,439 491,413 0.50%
BayCurrent Consulting Inc ........................................ 3,736 125,146 0.13%
BE Semiconductor Industries NV ................................... 1,227 120,807 0.12%
Canon Inc ..................................................... 2,184 52,761 0.05%
Capcom Co. Ltd. ................................................ 5,151 185,895 0.19%
Dell Technologies, Inc., Class C .................................... 1,257 86,587 0.09%
Disco Corp ..................................................... 1,069 197,532 0.20%
Dropbox Inc, Class A ............................................. 14,248 387,963 0.39%
HubSpot Inc .................................................... 1,326 653,147 0.66%
Intuit, Inc. ...................................................... 635 324,453 0.33%
KLA Corp. ..................................................... 375 172,187 0.18%
Konami Group Corp ............................................. 952 50,295 0.05%
Lam Research Corp. ............................................. 698 437,371 0.44%
Microsoft Corp. ................................................. 2,506 791,409 0.80%
Monday.com Ltd ................................................ 1,033 164,495 0.17%
Monolithic Power Systems, Inc. .................................... 143 65,975 0.07%
Netapp, Inc. .................................................... 12,522 950,184 0.96%
Nexon Co Ltd .................................................. 12,764 228,695 0.23%
NVIDIA Corp. ................................................... 1,831 796,439 0.81%
Oracle Corp .................................................... 481 50,985 0.05%
Otsuka Corp ................................................... 9,837 417,450 0.42%
Paychex, Inc. ................................................... 6,870 792,297 0.80%
STMicroelectronics NV ........................................... 12,668 549,598 0.56%
Super Micro Computer Inc ........................................ 1,500 411,237 0.42%
Teradyne Inc ................................................... 667 66,962 0.07%
Texas Instruments, Inc. ........................................... 321 51,084 0.05%
TIS Inc ........................................................ 15,729 347,135 0.35%
Tokyo Electron Ltd. .............................................. 1,790 245,263 0.25%
Wisetech Global Ltd. ............................................. 2,396 100,590 0.10%
12,542,627
Utilities
Canadian Utilities Ltd, Class A ..................................... 9,277 196,940 0.20%
E.ON SE ...................................................... 56,963 675,336 0.68%
Engie SA ...................................................... 56,245 865,077 0.88%
Orsted As, 144A ................................................ 1,743 95,265 0.10%
Power Assets Holdings Ltd ........................................ 32,260 156,112 0.16%
Sembcorp Industries Ltd .......................................... 13,619 50,788 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Utilities (continued)
SSE PLC ...................................................... 2,530 $ 49,703 0.05%
2,089,221
Total ....................................................................... $ 98,617,763 100.00%
* The following table shows the individual positions and related values of the securities within the BNP Custom Global Short
Equity Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Antofagasta PLC ................................................ (13,237) $ (230,851) 0.23%
Asahi Kasei Corp ............................................... (28,662) (180,550) 0.18%
Cameco Corp .................................................. (8,405) (335,010) 0.34%
Celanese Corp., Class A .......................................... (507) (63,642) 0.07%
DuPont de Nemours Inc .......................................... (912) (67,990) 0.07%
Holmen AB, Class B ............................................. (2,035) (79,750) 0.08%
International Flavors & Fragrances, Inc. .............................. (6,141) (418,614) 0.43%
Ivanhoe Mines Ltd., Class A ....................................... (8,322) (71,647) 0.07%
Johnson Matthey PLC ............................................ (10,430) (207,232) 0.21%
Newmont Corp ................................................. (1,364) (50,400) 0.05%
Nippon Steel Corp. .............................................. (5,355) (125,802) 0.13%
Northern Star Resources Ltd ...................................... (7,817) (52,771) 0.05%
(1,884,259)
Communications
Adevinta ASA, Class B ........................................... (9,905) (98,527) 0.10%
Airbnb Inc, Class A .............................................. (367) (50,400) 0.05%
AT&T, Inc. ..................................................... (12,961) (194,681) 0.20%
Charter Communications Inc, Class A ............................... (1,111) (488,482) 0.49%
Delivery Hero Se, 144A ........................................... (10,222) (293,999) 0.30%
Dentsu Group, Inc. .............................................. (13,546) (399,443) 0.40%
GEN Digital, Inc. ................................................ (3,141) (55,539) 0.06%
Grab Holdings Ltd., Class A ....................................... (52,901) (187,270) 0.19%
Hakuhodo Dy Holdings, Inc. ....................................... (6,236) (51,388) 0.05%
Liberty Global PLC, Class C ....................................... (27,522) (510,816) 0.52%
Liberty Media Corp-Liberty Formula One, Class C ...................... (2,381) (148,333) 0.15%
Liberty Media Corp-Liberty SiriusXM ................................ (22,214) (565,564) 0.57%
Nippon Telegraph & Telephone Corp ................................ (45,923) (54,353) 0.05%
Okta, Inc. ...................................................... (2,154) (175,609) 0.18%
Publicis Groupe SA .............................................. (660) (50,103) 0.05%
Rakuten Group Inc .............................................. (240,481) (988,132) 1.00%
Robinhood Markets, Inc., Class A ................................... (15,242) (149,519) 0.15%
Rogers Communications Inc, Class B ............................... (1,327) (51,190) 0.05%
Roku, Inc., Class A .............................................. (2,594) (183,119) 0.19%
Scout24 SE, 144A ............................................... (2,474) (171,952) 0.17%
Sea Ltd., ADR .................................................. (11,366) (499,551) 0.51%
SEEK Ltd ...................................................... (20,695) (294,789) 0.30%
Snap Inc, Class A ............................................... (34,283) (305,462) 0.31%
SoftBank Corp .................................................. (6,812) (77,181) 0.08%
Softbank Group Corp. ............................................ (23,216) (985,661) 1.00%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Communications (continued)
Telecom Italia Spa/Milano ......................................... (2,283,980) $ (715,874) 0.72%
Telefonica Deutschland Holding AG ................................. (73,365) (131,632) 0.13%
Telefonica SA .................................................. (211,673) (866,678) 0.88%
TELUS Corp ................................................... (34,535) (566,553) 0.57%
T-Mobile US, Inc. ................................................ (2,683) (375,725) 0.38%
Trade Desk Inc/The, Class A ....................................... (1,708) (133,510) 0.14%
Verizon Communications, Inc. ..................................... (2,723) (88,249) 0.09%
Vivendi Se ..................................................... (30,789) (270,380) 0.27%
Warner Bros Discovery Inc ........................................ (90,961) (987,835) 1.00%
Z Holdings Corp ................................................ (103,271) (287,575) 0.29%
(11,455,074)
Consumer, Cyclical
Aramark ....................................................... (13,402) (465,061) 0.47%
Associated British Foods PLC ..................................... (15,584) (393,316) 0.40%
Caesars Entertainment, Inc. ....................................... (21,306) (987,539) 1.00%
CarMax Inc .................................................... (12,948) (915,793) 0.93%
Carnival Corp. .................................................. (3,818) (52,376) 0.05%
Costco Wholesale Corp. .......................................... (89) (50,301) 0.05%
Cummins Inc ................................................... (1,854) (423,457) 0.43%
Dollar Tree Inc .................................................. (8,011) (852,744) 0.86%
DraftKings Inc, Class A ........................................... (10,198) (300,224) 0.30%
Flutter Entertainment PLC ........................................ (303) (49,708) 0.05%
Pan Pacific International Holdings Corp .............................. (2,415) (50,795) 0.05%
Pandora A/S ................................................... (2,808) (291,627) 0.30%
Porsche Automobil Holding Se ..................................... (1,013) (50,005) 0.05%
Reece Ltd ..................................................... (7,413) (89,138) 0.09%
Rivian Automotive, Inc., Class A .................................... (35,540) (862,923) 0.87%
Seb SA ....................................................... (541) (50,795) 0.05%
Shimano Inc ................................................... (1,900) (256,742) 0.26%
Suzuki Motor Corp .............................................. (14,554) (586,811) 0.59%
Swatch Group AG (The) .......................................... (1,370) (352,700) 0.36%
Tesla, Inc. ..................................................... (1,378) (344,695) 0.35%
Toyota Industries Corp. ........................................... (662) (52,277) 0.05%
Universal Music Group NV ........................................ (1,918) (50,202) 0.05%
Volvo Car AB, Class B ............................................ (13,436) (54,946) 0.06%
Walmart Inc .................................................... (319) (50,993) 0.05%
Watsco Inc ..................................................... (297) (112,164) 0.11%
Wesfarmers Ltd. ................................................ (1,622) (55,341) 0.06%
Yamaha Corp. .................................................. (2,331) (63,840) 0.07%
Zalando SE, 144A ............................................... (2,236) (50,004) 0.05%
Zensho Holdings Co Ltd .......................................... (12,676) (552,026) 0.56%
(8,468,543)
Consumer, Non-cyclical
Adecco Group AG ............................................... (2,116) (87,360) 0.09%
AEON Co. Ltd. ................................................. (38,112) (756,688) 0.77%
Ajinomoto Co Inc ................................................ (2,274) (87,854) 0.09%
Alcon Inc ...................................................... (878) (68,089) 0.07%
Argenx SE ..................................................... (102) (49,807) 0.05%
Asahi Group Holdings Ltd ......................................... (1,361) (50,993) 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Avantor, Inc. ................................................... (19,066) $ (401,913) 0.41%
Bachem Holding AG, Class B ...................................... (891) (66,211) 0.07%
Becton Dickinson & Co. .......................................... (3,144) (812,820) 0.82%
Beiersdorf AG .................................................. (391) (50,499) 0.05%
Block, Inc. ..................................................... (2,543) (112,559) 0.11%
Brown-Forman Corp, Class B ...................................... (7,667) (442,332) 0.45%
Bunge Ltd ..................................................... (472) (51,091) 0.05%
Campbell Soup Co. .............................................. (18,129) (744,731) 0.75%
Catalent, Inc. ................................................... (14,942) (680,298) 0.69%
Chocoladefabriken Lindt & Spru .................................... (7) (73,821) 0.07%
Chocoladefabriken Lindt & Spruengli AG ............................. 0 (49,708) 0.05%
Church & Dwight Co Inc .......................................... (546) (50,004) 0.05%
Clarivate PLC .................................................. (145,716) (977,755) 0.99%
Coca-Cola Europacific Partners PLC ................................ (796) (49,708) 0.05%
Conagra Brands Inc ............................................. (22,212) (609,046) 0.62%
Cooper Cos., Inc. (The) ........................................... (456) (144,875) 0.15%
Danaher Corp. .................................................. (217) (53,957) 0.05%
Danone SA .................................................... (8,991) (497,376) 0.50%
Darling Ingredients Inc ........................................... (4,388) (229,072) 0.23%
Davide Campari-Milano NV ....................................... (28,028) (331,255) 0.33%
EBOS Group Ltd ................................................ (2,404) (49,412) 0.05%
Endeavour Group Ltd/Australia ..................................... (19,060) (64,828) 0.07%
Essilorluxottica SA ............................................... (1,121) (196,065) 0.20%
Exact Sciences Corp. ............................................ (14,199) (968,664) 0.98%
Fisher & Paykel Healthcare Corp. Ltd. ............................... (3,856) (50,004) 0.05%
Fleetcor Technologies, Inc. ........................................ (714) (182,230) 0.18%
Global Payments, Inc. ............................................ (8,551) (986,748) 1.00%
Grifols SA ..................................................... (21,109) (274,728) 0.28%
Haleon PLC .................................................... (230,894) (960,461) 0.97%
HelloFresh SE .................................................. (11,732) (351,217) 0.36%
Hikma Pharmaceuticals PLC ...................................... (5,259) (134,004) 0.14%
Horizon Therapeutics Plc ......................................... (2,407) (278,483) 0.28%
Hormel Foods Corp. ............................................. (22,763) (865,690) 0.88%
Illumina, Inc. ................................................... (2,690) (369,302) 0.37%
J Sainsbury PLC ................................................ (16,176) (49,906) 0.05%
Japan Tobacco Inc .............................................. (3,622) (83,505) 0.08%
Jde Peet's NV .................................................. (2,484) (69,473) 0.07%
Johnson & Johnson .............................................. (624) (97,143) 0.10%
Kellogg Co ..................................................... (859) (51,092) 0.05%
Kerry Group PLC, Class A ........................................ (687) (57,614) 0.06%
Keurig Dr Pepper Inc ............................................. (10,220) (322,657) 0.33%
Koninklijke Philips NV ............................................ (2,481) (49,807) 0.05%
Kraft Heinz Co. (The) ............................................ (18,575) (624,858) 0.63%
Lotus Bakeries NV .............................................. (19) (151,199) 0.15%
McCormick & Co Inc/MD .......................................... (8,311) (628,613) 0.64%
Medtronic PLC ................................................. (1,832) (143,590) 0.15%
MEIJI Holdings Co Ltd ........................................... (12,186) (303,486) 0.31%
Merck KGAA ................................................... (1,042) (174,423) 0.18%
Moderna Inc ................................................... (1,812) (187,171) 0.19%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Molson Coors Beverage Co, Class B ................................ (8,945) $ (568,825) 0.58%
Nexi SpA, 144A ................................................. (14,307) (87,656) 0.09%
Novartis AG .................................................... (1,362) (139,835) 0.14%
Nuvei Corp, 144A ............................................... (3,299) (49,708) 0.05%
Ocado Group PLC ............................................... (46,908) (343,707) 0.35%
Paylocity Holding Corp. ........................................... (278) (50,597) 0.05%
PayPal Holdings, Inc. ............................................ (874) (51,092) 0.05%
Pernod Ricard SA ............................................... (303) (50,696) 0.05%
Ramsay Health Care Ltd .......................................... (14,031) (469,706) 0.48%
RB Global Inc .................................................. (826) (51,981) 0.05%
Remy Cointreau SA .............................................. (410) (50,202) 0.05%
Rentokil Initial PLC .............................................. (68,196) (507,852) 0.51%
Repligen Corp .................................................. (5,592) (889,210) 0.90%
Salmar ASA .................................................... (3,714) (189,543) 0.19%
Saputo Inc ..................................................... (2,437) (51,190) 0.05%
Seagen, Inc. ................................................... (1,621) (343,805) 0.35%
Secom Co Ltd .................................................. (2,104) (142,997) 0.14%
Siemens Healthineers AG, 144A .................................... (1,297) (65,915) 0.07%
Stryker Corp. ................................................... (186) (50,696) 0.05%
Takeda Pharmaceutical Co Ltd ..................................... (17,348) (539,574) 0.55%
Teleflex Inc .................................................... (5,029) (987,835) 1.00%
Teva Pharmaceutical Industries Ltd., ADR ............................ (61,135) (623,573) 0.63%
Toast Inc, Class A ............................................... (2,723) (50,993) 0.05%
Treasury Wine Estates Ltd ........................................ (45,860) (364,954) 0.37%
U-Haul Holding Co, Class B ....................................... (4,056) (212,470) 0.21%
United Rentals Inc ............................................... (934) (415,156) 0.42%
Viatris, Inc. ..................................................... (5,152) (50,795) 0.05%
Wise PLC, Class A .............................................. (7,984) (66,804) 0.07%
Worldline SA/France, 144A ........................................ (12,569) (354,577) 0.36%
Zimmer Biomet Holdings, Inc. ...................................... (454) (50,894) 0.05%
(24,129,033)
Energy
Exxon Mobil Corp ............................................... (429) (50,400) 0.05%
Parkland Corp .................................................. (8,148) (239,448) 0.24%
Schlumberger NV ............................................... (16,937) (987,440) 1.00%
SolarEdge Technologies Inc ....................................... (518) (67,101) 0.07%
TC Energy Corp ................................................ (7,254) (250,615) 0.25%
TotalEnergies SE ................................................ (7,120) (469,607) 0.48%
(2,064,611)
Financial
ABN AMRO Bank NV, 144A ....................................... (3,543) (50,400) 0.05%
Admiral Group PLC .............................................. (10,448) (303,090) 0.31%
Ageas SA/NV .................................................. (6,920) (285,895) 0.29%
American Tower Corp ............................................ (3,342) (549,555) 0.56%
Arch Capital Group Ltd ........................................... (4,331) (345,189) 0.35%
Ares Management Corp, Class A ................................... (9,603) (987,835) 1.00%
Arthur J Gallagher & Co. .......................................... (4,334) (987,934) 1.00%
AvalonBay Communities, Inc. ...................................... (1,593) (273,641) 0.28%
Baloise Holding AG .............................................. (506) (73,524) 0.07%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial (continued)
Banco Bilbao Vizcaya Argentaria SA ................................ (12,206) $ (99,614) 0.10%
Bank Hapoalim BM .............................................. (5,639) (50,202) 0.05%
Bank Leumi Le-Israel BM ......................................... (42,526) (352,008) 0.36%
Bank of Nova Scotia (The) ........................................ (20,302) (914,212) 0.92%
Banque Cantonale Vaudoise ...................................... (931) (97,736) 0.10%
BlackRock Inc, Class A ........................................... (81) (52,080) 0.05%
Blackstone Inc .................................................. (1,143) (122,442) 0.12%
Brookfield Asset Management Ltd, Class A ........................... (1,653) (55,341) 0.06%
Canadian Apartment Properties, Class REIT .......................... (4,831) (161,082) 0.16%
Canadian Imperial Bank of Commerce ............................... (20,550) (796,909) 0.81%
Cboe Global Markets, Inc. ........................................ (561) (87,656) 0.09%
Citigroup, Inc. .................................................. (1,848) (75,995) 0.08%
Coinbase Global, Inc., Class A ..................................... (3,858) (289,650) 0.29%
Commerzbank AG ............................................... (42,119) (481,071) 0.49%
Commonwealth Bank of Australia ................................... (2,887) (186,281) 0.19%
EQT AB ....................................................... (2,738) (54,649) 0.05%
Equinix, Inc. .................................................... (248) (180,253) 0.18%
Equity LifeStyle Properties Inc ..................................... (783) (49,906) 0.05%
ESR Group Ltd, 144A ............................................ (42,920) (60,282) 0.06%
Eurazeo SE .................................................... (1,662) (99,317) 0.10%
Fastighets AB Balder, Class B ..................................... (28,841) (130,842) 0.13%
First Horizon Corp. .............................................. (56,101) (618,237) 0.63%
Futu Holdings Ltd, ADR ........................................... (3,757) (217,213) 0.22%
Helvetia Holding AG ............................................. (1,005) (141,021) 0.14%
Henderson Land Development Co Ltd ............................... (53,147) (140,131) 0.14%
Industrivarden AB, Class C ........................................ (1,976) (52,475) 0.05%
Intercontinental Exchange, Inc. ..................................... (460) (50,597) 0.05%
Invesco Ltd. .................................................... (59,491) (863,812) 0.87%
Invitation Homes Inc ............................................. (2,457) (77,873) 0.08%
Iron Mountain, Inc. .............................................. (7,351) (436,996) 0.44%
Israel Discount Bank Ltd, Class A ................................... (62,357) (337,283) 0.34%
Japan Exchange Group Inc ....................................... (2,738) (50,894) 0.05%
Japan Post Bank Co. Ltd. ......................................... (30,443) (265,439) 0.27%
Japan Post Holdings Co Ltd ....................................... (6,391) (51,289) 0.05%
Japan Post Insurance Co Ltd ...................................... (19,282) (325,721) 0.33%
Julius Baer Group Ltd. ........................................... (6,462) (415,847) 0.42%
KBC Group NV ................................................. (4,382) (274,333) 0.28%
KeyCorp ...................................................... (5,896) (63,444) 0.06%
L E Lundbergforetagen AB, Class B ................................. (1,198) (50,400) 0.05%
Leg Immobilien Se .............................................. (3,678) (254,371) 0.26%
London Stock Exchange Group PLC ................................ (2,858) (287,180) 0.29%
M&G PLC ..................................................... (89,348) (215,138) 0.22%
Markel Group, Inc. ............................................... (34) (49,906) 0.05%
Mediobanca Banca di Credito Finanziario SpA ........................ (3,822) (50,696) 0.05%
Mirvac Group, Class REIT ........................................ (64,050) (88,051) 0.09%
Mitsubishi Estate Co. Ltd. ......................................... (5,144) (67,397) 0.07%
Mizrahi Tefahot Bank Ltd .......................................... (1,403) (50,894) 0.05%
MS&AD Insurance Group Holdings Inc .............................. (3,856) (142,009) 0.14%
National Bank of Canada ......................................... (4,521) (301,707) 0.30%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial (continued)
Nippon Building Fund, Inc., Class REIT .............................. (65) $ (264,451) 0.27%
Nomura Real Estate Holdings Inc ................................... (8,428) (211,975) 0.21%
PNC Financial Services Group, Inc. (The) ............................ (607) (74,513) 0.08%
ProLogis, Inc. .................................................. (443) (49,708) 0.05%
Prudential PLC ................................................. (8,728) (94,672) 0.10%
REA Group Ltd ................................................. (506) (50,400) 0.05%
Resona Holdings, Inc. ............................................ (79,984) (444,012) 0.45%
SBI Holdings Inc ................................................ (28,151) (593,927) 0.60%
Shizuoka Financial Group Inc ...................................... (23,455) (191,618) 0.19%
Singapore Exchange Ltd .......................................... (38,141) (272,455) 0.28%
Skandinaviska Enskilda Banken, Class A ............................. (4,233) (50,894) 0.05%
Sompo Holdings Inc ............................................. (22,915) (987,934) 1.00%
Sumitomo Mitsui Financial Group, Inc. ............................... (2,031) (100,009) 0.10%
Sun Communities Inc ............................................ (4,921) (582,364) 0.59%
Swedbank AB, Class A ........................................... (2,721) (50,400) 0.05%
Swiss Prime Site AG ............................................. (1,944) (178,474) 0.18%
T&D Holdings, Inc. .............................................. (40,054) (662,510) 0.67%
Talanx AG ..................................................... (1,961) (124,517) 0.13%
Tokio Marine Holdings Inc ......................................... (2,472) (57,416) 0.06%
Toronto-Dominion Bank (The) ...................................... (3,357) (203,180) 0.21%
Truist Financial Corp. ............................................ (4,756) (136,079) 0.14%
UBS Group AG ................................................. (5,573) (138,253) 0.14%
UDR Inc, Class REIT ............................................ (5,427) (193,594) 0.20%
US Bancorp .................................................... (2,033) (67,200) 0.07%
Vonovia Se .................................................... (12,974) (313,269) 0.32%
Washington H Soul Pattinson & Co. Ltd. ............................. (5,671) (119,279) 0.12%
Welltower, Inc. .................................................. (643) (52,673) 0.05%
Westpac Banking Corp ........................................... (6,733) (91,905) 0.09%
Wharf Real Estate Investment Co. Ltd. .............................. (57,747) (223,044) 0.23%
Willis Towers Watson PLC ........................................ (269) (56,230) 0.06%
(20,831,900)
Industrial
ACS Actividades de Construccion y Servicios SA ...................... (1,403) (50,597) 0.05%
Amcor PLC .................................................... (12,062) (110,484) 0.11%
Ball Corp ...................................................... (19,848) (988,033) 1.00%
Bouygues SA ................................................... (4,964) (174,126) 0.18%
CAE Inc ....................................................... (9,565) (224,328) 0.23%
Canadian Pacific Kansas City Ltd. .................................. (699) (52,179) 0.05%
Cellnex Telecom SA, 144A ........................................ (14,925) (520,896) 0.53%
Central Japan Railway Co. ........................................ (8,653) (210,790) 0.21%
Daikin Industries Ltd ............................................. (1,834) (288,465) 0.29%
East Japan Railway Co ........................................... (7,599) (435,711) 0.44%
Elbit Systems Ltd ............................................... (255) (50,696) 0.05%
Emerson Electric Co ............................................. (1,604) (154,856) 0.16%
Ferrovial SE .................................................... (13,554) (415,650) 0.42%
Fortive Corp. ................................................... (6,940) (514,670) 0.52%
Generac Holdings Inc ............................................ (9,013) (982,005) 1.00%
GFL Environmental Inc ........................................... (1,868) (59,590) 0.06%
HEICO Corp, Class A ............................................ (608) (78,564) 0.08%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial (continued)
Husqvarna AB, Class B ........................................... (18,300) $ (141,021) 0.14%
KEIO Corp. .................................................... (8,503) (293,010) 0.30%
Kintetsu Group Holdings Co Ltd .................................... (13,138) (373,156) 0.38%
Knorr-Bremse AG ............................................... (2,830) (180,253) 0.18%
Odakyu Electric Railway Co Ltd .................................... (11,132) (166,715) 0.17%
Pentair PLC .................................................... (780) (50,499) 0.05%
Rockwell Automation, Inc. ......................................... (3,455) (987,736) 1.00%
Sartorius AG ................................................... (1,569) (534,435) 0.54%
Schindler Holding AG ............................................ (265) (51,289) 0.05%
Schindler Holding AG ............................................ (645) (128,964) 0.13%
SIG Group AG .................................................. (7,725) (191,223) 0.19%
Singapore Technologies Engineering Ltd ............................. (29,012) (83,110) 0.09%
Skanska AB, Class B ............................................ (3,043) (50,400) 0.05%
Stanley Black & Decker Inc ........................................ (3,689) (308,328) 0.31%
Svenska Cellulosa AB Sca, Class B ................................. (16,637) (229,566) 0.23%
Taisei Corp. .................................................... (4,403) (155,251) 0.16%
Teledyne Technologies Inc ........................................ (561) (229,270) 0.23%
Toro Co. (The) .................................................. (5,939) (493,522) 0.50%
TransDigm Group Inc ............................................ (98) (82,517) 0.08%
Yaskawa Electric Corp ........................................... (15,650) (565,861) 0.57%
(10,607,766)
Technology
Activision Blizzard, Inc. ........................................... (7,554) (707,277) 0.72%
Analog Devices, Inc. ............................................. (284) (49,807) 0.05%
ANSYS, Inc. ................................................... (2,159) (642,350) 0.65%
Aspen Technology Inc ............................................ (553) (113,054) 0.11%
Bentley Systems Inc, Class B ...................................... (1,021) (51,190) 0.05%
Capgemini SE .................................................. (1,427) (250,517) 0.25%
Ceridian Hcm Holding, Inc. ........................................ (7,530) (510,915) 0.52%
CGI Inc, Class A ................................................ (1,623) (160,686) 0.16%
Cloudflare, Inc., Class A .......................................... (3,021) (190,432) 0.19%
Confluent, Inc., Class A ........................................... (1,939) (57,416) 0.06%
Cyberark Software Ltd. ........................................... (1,277) (209,208) 0.21%
Dassault Systemes SE ........................................... (19,550) (730,401) 0.74%
DocuSign, Inc., Class A ........................................... (1,226) (51,487) 0.05%
Dynatrace Inc .................................................. (1,066) (49,807) 0.05%
Entegris Inc .................................................... (6,919) (649,762) 0.66%
Epam Systems, Inc. ............................................. (690) (176,498) 0.18%
Infineon Technologies AG ......................................... (1,545) (51,289) 0.05%
Intel Corp. ..................................................... (27,782) (987,638) 1.00%
Lattice Semiconductor Corp ....................................... (2,394) (205,750) 0.21%
Logitech International SA ......................................... (914) (63,247) 0.06%
MongoDB Inc, Class A ........................................... (184) (63,741) 0.06%
NTT Data Group Corp ............................................ (3,936) (52,870) 0.05%
Ricoh Co. Ltd. .................................................. (31,936) (276,210) 0.28%
ROBLOX Corp, Class A .......................................... (8,081) (234,013) 0.24%
Roper Technologies, Inc. .......................................... (2,040) (987,736) 1.00%
Sage Group PLC (The) ........................................... (27,060) (326,610) 0.33%
Splunk, Inc. .................................................... (3,761) (550,049) 0.56%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology (continued)
SS&C Technologies Holdings Inc ................................... (14,560) $ (764,989) 0.77%
Take-Two Interactive Software, Inc. ................................. (2,650) (372,069) 0.38%
Temenos AG ................................................... (1,353) (95,265) 0.10%
Twilio Inc, Class A ............................................... (5,896) (345,090) 0.35%
Tyler Technologies Inc ............................................ (725) (280,065) 0.28%
Vmware, Inc., Class A ............................................ (946) (157,524) 0.16%
Western Digital Corp. ............................................ (11,591) (528,901) 0.54%
Wolfspeed Inc .................................................. (20,356) (775,563) 0.78%
Zebra Technologies Corp., Class A .................................. (4,164) (984,969) 1.00%
Zoominfo Technologies, Inc., Class A ................................ (51,774) (849,088) 0.86%
(13,553,483)
Utilities
Algonquin Power & Utilities Corp ................................... (27,337) (162,564) 0.16%
Alliant Energy Corp. ............................................. (10,790) (522,774) 0.53%
Ameren Corp ................................................... (692) (51,783) 0.05%
Bkw AG ....................................................... (718) (126,790) 0.13%
CMS Energy Corp ............................................... (17,470) (927,850) 0.94%
Consolidated Edison Inc .......................................... (2,446) (209,208) 0.21%
Constellation Energy Corp. ........................................ (3,507) (382,544) 0.39%
Dominion Energy Inc ............................................. (1,633) (72,931) 0.07%
DTE Energy Co ................................................. (2,363) (234,606) 0.24%
Duke Energy Corp. .............................................. (7,336) (647,489) 0.66%
Edison International ............................................. (846) (53,562) 0.05%
Elia Group SA/NV ............................................... (916) (89,830) 0.09%
Exelon Corp. ................................................... (15,662) (591,851) 0.60%
Fortis, Inc./Canada .............................................. (1,458) (55,637) 0.06%
Meridian Energy Ltd ............................................. (16,092) (49,708) 0.05%
Nextera Energy, Inc. ............................................. (4,918) (281,745) 0.29%
Origin Energy Ltd. ............................................... (57,061) (323,349) 0.33%
PG&E Corp. .................................................... (3,229) (52,080) 0.05%
Public Service Enterprise Group Inc ................................. (11,711) (666,463) 0.67%
Tokyo Electric Power Co. Holdings, Inc. .............................. (11,619) (52,080) 0.05%
Tokyo Gas Co Ltd ............................................... (2,366) (53,760) 0.05%
Verbund AG .................................................... (1,779) (145,072) 0.15%
Wec Energy Group, Inc. .......................................... (923) (74,315) 0.08%
(5,827,991)
Total ....................................................................... $ (98,822,660) 100.00%
* The following table shows the individual positions and related values of the securities within the Goldman Sachs Custom
Global Long Equity Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Agnico Eagle Mines Ltd .......................................... 24,080 $ 1,099,272 1.00%
Albemarle Corp. ................................................ 467 79,489 0.07%
Arcelormittal SA ................................................. 6,426 161,731 0.15%
BASF Se ...................................................... 16,087 731,404 0.67%
Brenntag SE ................................................... 3,819 297,051 0.27%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Basic Materials (continued)
Franco-Nevada Corp ............................................. 3,925 $ 526,453 0.48%
Glencore PLC .................................................. 82,081 470,709 0.43%
Icl Group Ltd. ................................................... 42,882 237,350 0.22%
IGO Ltd ....................................................... 7,105 58,054 0.05%
Kinross Gold Corp ............................................... 52,901 242,203 0.22%
Mosaic Co. (The) ................................................ 1,608 57,262 0.05%
Nitto Denko Corp ................................................ 876 57,554 0.05%
Norsk Hydro ASA ............................................... 9,509 60,021 0.05%
Novozymes A/S, Class B ......................................... 3,308 133,679 0.12%
Nucor Corp .................................................... 612 95,762 0.09%
OCI NV ....................................................... 8,074 225,539 0.21%
Rio Tinto Ltd ................................................... 2,770 203,032 0.19%
Shin-Etsu Chemical Co. Ltd. ....................................... 1,987 57,848 0.05%
South32 Ltd. ................................................... 26,397 57,755 0.05%
Steel Dynamics, Inc. ............................................. 4,343 465,628 0.42%
Wheaton Precious Metals Corp. .................................... 3,208 130,795 0.12%
Yara International ASA ........................................... 8,628 328,473 0.30%
5,777,064
Communications
Alphabet Inc, Class A ............................................ 5,709 747,067 0.68%
Auto Trader Group PLC, 144A ..................................... 27,148 204,624 0.19%
Booking Holdings, Inc. ........................................... 91 279,506 0.26%
Cisco Systems, Inc. .............................................. 13,931 748,914 0.68%
Elisa Oyj ...................................................... 2,267 105,325 0.10%
Etsy, Inc. ...................................................... 1,064 68,697 0.06%
Fox Corp ...................................................... 10,234 295,553 0.27%
Juniper Networks Inc ............................................. 3,640 101,145 0.09%
KDDI Corp ..................................................... 26,470 811,973 0.74%
Koninklijke KPN NV .............................................. 44,158 145,790 0.13%
M3 Inc ........................................................ 39,332 715,949 0.65%
Monotaro Co. Ltd. ............................................... 5,258 56,402 0.05%
Motorola Solutions, Inc. ........................................... 898 244,401 0.22%
Pinterest Inc, Class A ............................................ 18,791 507,934 0.46%
Telstra Group Ltd ................................................ 41,326 102,689 0.09%
Trend Micro Inc/Japan ........................................... 1,502 57,074 0.05%
Uber Technologies, Inc. ........................................... 1,948 89,595 0.08%
VeriSign, Inc. ................................................... 3,407 689,985 0.63%
Wolters Kluwer NV .............................................. 3,657 443,816 0.41%
WPP PLC ..................................................... 55,039 492,358 0.45%
Zillow Group Inc, Class C ......................................... 1,293 59,671 0.06%
ZOZO Inc ...................................................... 5,973 109,781 0.10%
7,078,249
Consumer, Cyclical
Autozone, Inc. .................................................. 44 111,468 0.10%
Bath & Body Works Inc ........................................... 8,273 279,638 0.26%
Bayerische Motoren Werke AG ..................................... 686 70,027 0.06%
Best Buy Co Inc ................................................ 12,129 842,570 0.77%
Burberry Group PLC ............................................. 2,934 68,338 0.06%
Compass Group PLC ............................................ 3,005 73,338 0.07%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Darden Restaurants, Inc. ......................................... 597 $ 85,534 0.08%
Deckers Outdoor Corp ........................................... 440 226,100 0.21%
Denso Corp .................................................... 65,497 1,053,937 0.96%
Evolution AB, 144A .............................................. 4,226 430,262 0.39%
Fast Retailing Co. Ltd. ............................................ 260 56,811 0.05%
Ferrari NV ..................................................... 235 69,717 0.06%
Ford Motor Co .................................................. 85,112 1,057,087 0.96%
General Motors Co .............................................. 2,871 94,646 0.09%
Hermes International SCA ........................................ 30 54,114 0.05%
Hilton Worldwide Holdings Inc ..................................... 5,963 895,474 0.82%
Home Depot, Inc. (The) ........................................... 701 211,877 0.19%
ITOCHU Corp .................................................. 12,963 469,665 0.43%
Koito Manufacturing Co. Ltd. ...................................... 3,629 54,882 0.05%
La Francaise des Jeux SAEM, 144A ................................ 2,061 67,198 0.06%
Lennar Corp, Class A ............................................ 3,845 431,494 0.39%
Magna International, Inc. .......................................... 1,307 70,341 0.06%
Marriott International, Inc./Md, Class A ............................... 1,391 273,409 0.25%
Marubeni Corp ................................................. 3,559 55,617 0.05%
McDonald's Corp ................................................ 550 144,765 0.13%
Mitsui & Co Ltd ................................................. 4,258 154,750 0.14%
Next PLC ...................................................... 673 59,896 0.06%
NGK Insulators Ltd. .............................................. 19,163 254,543 0.23%
Nike, Inc., Class B ............................................... 10,601 1,013,683 0.92%
Nintendo Co Ltd ................................................ 8,035 335,469 0.31%
Nissan Motor Co. Ltd. ............................................ 108,121 478,469 0.44%
O'reilly Automotive, Inc. ........................................... 640 581,809 0.53%
Pultegroup, Inc. ................................................. 2,925 216,599 0.20%
Qantas Airways Ltd. ............................................. 16,663 55,709 0.05%
Rational AG .................................................... 153 96,877 0.09%
Ross Stores, Inc. ................................................ 2,356 266,160 0.24%
Sekisui House Ltd. .............................................. 2,819 56,248 0.05%
Stellantis NV ................................................... 32,024 617,300 0.56%
Sumitomo Corp ................................................. 32,839 656,744 0.60%
TJX Cos Inc/The ................................................ 12,279 1,091,383 0.99%
Toho Co Ltd/Tokyo .............................................. 9,693 331,447 0.30%
Tractor Supply Co. .............................................. 1,056 214,442 0.20%
Yum! Brands, Inc. ............................................... 2,988 373,322 0.34%
14,103,159
Consumer, Non-cyclical
Align Technology, Inc. ............................................ 187 57,092 0.05%
Amgen, Inc. .................................................... 1,730 464,862 0.42%
Archer-Daniels-Midland Co ........................................ 14,460 1,090,588 0.99%
Booz Allen Hamilton Holding Corp., Class A ........................... 1,807 197,442 0.18%
Bureau Veritas SA ............................................... 11,184 278,315 0.25%
Cardinal Health Inc .............................................. 4,912 426,484 0.39%
Carl Zeiss Meditec AG ........................................... 2,040 178,854 0.16%
Cencora Inc .................................................... 734 132,034 0.12%
Centene Corp .................................................. 2,164 149,038 0.14%
Coloplast A/S, Class B ........................................... 2,350 249,363 0.23%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
DaVita, Inc. .................................................... 605 $ 57,176 0.05%
Dexcom, Inc. ................................................... 4,147 386,929 0.35%
Eisai Co. Ltd. ................................................... 1,011 56,258 0.05%
Experian PLC .................................................. 27,143 891,399 0.81%
Gartner, Inc. .................................................... 234 80,314 0.07%
Genmab A/S ................................................... 158 56,335 0.05%
George Weston Ltd. ............................................. 3,220 358,706 0.33%
GMO Payment Gateway Inc ....................................... 2,523 138,259 0.13%
Hershey Co. (The) ............................................... 1,097 219,515 0.20%
Hologic, Inc. .................................................... 7,917 549,473 0.50%
Incyte Corp. .................................................... 6,198 358,076 0.33%
Jeronimo Martins SGPS SA ....................................... 7,965 179,251 0.16%
Kesko Oyj, Class B .............................................. 3,461 62,164 0.06%
Kobayashi Pharmaceutical Co Ltd .................................. 5,872 262,679 0.24%
Kose Corp ..................................................... 782 56,905 0.05%
Lamb Weston Holdings, Inc. ....................................... 1,629 150,662 0.14%
MarketAxess Holdings Inc ........................................ 2,629 561,724 0.51%
McKesson Corp ................................................. 1,018 442,655 0.40%
Molina Healthcare, Inc. ........................................... 186 60,999 0.06%
Moody's Corp .................................................. 3,445 1,089,204 0.99%
Neurocrine Biosciences Inc ....................................... 925 104,108 0.10%
Novo Nordisk A/S, Class B ........................................ 3,729 340,851 0.31%
Olympus Corp .................................................. 13,331 173,459 0.16%
Ono Pharmaceutical Co Ltd ....................................... 46,085 885,801 0.81%
Orion OYJ, Class B .............................................. 4,749 187,086 0.17%
Persol Holdings Co. Ltd. .......................................... 164,769 268,780 0.25%
Randstad NV ................................................... 7,488 415,204 0.38%
Regeneron Pharmaceuticals, Inc. ................................... 245 201,777 0.18%
ResMed Inc .................................................... 376 55,583 0.05%
Robert Half Inc ................................................. 3,398 249,023 0.23%
Roche Holding AG ............................................... 210 57,480 0.05%
S&p Global, Inc. ................................................ 1,359 496,423 0.45%
Shionogi & Co. Ltd. .............................................. 2,037 91,276 0.08%
Sonova Holding AG .............................................. 1,110 264,129 0.24%
Tesco PLC ..................................................... 69,626 224,495 0.21%
Universal Health Services Inc, Class B .............................. 1,085 136,383 0.12%
Vertex Pharmaceuticals, Inc. ...................................... 161 56,067 0.05%
13,450,680
Diversified
Jardine Matheson Holdings Ltd .................................... 1,193 55,401 0.05%
Swire Pacific Ltd, Class A ......................................... 12,167 82,106 0.08%
137,507
Energy
Ampol Ltd. ..................................................... 17,483 381,389 0.35%
Apa Corp. ..................................................... 24,901 1,023,434 0.93%
ARC Resources Ltd ............................................. 15,630 250,628 0.23%
BP PLC ....................................................... 26,318 170,681 0.16%
Chesapeake Energy Corp ......................................... 6,719 579,398 0.53%
ConocoPhillips ................................................. 8,748 1,048,062 0.96%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Energy (continued)
Coterra Energy, Inc. ............................................. 37,392 $ 1,011,458 0.92%
Devon Energy Corp .............................................. 15,901 758,467 0.69%
Diamondback Energy, Inc. ........................................ 422 65,310 0.06%
Eneos Holdings, Inc. ............................................. 15,261 60,335 0.06%
EOG Resources Inc ............................................. 1,687 213,809 0.19%
EQT Corp ..................................................... 27,201 1,103,826 1.01%
Equinor ASA ................................................... 11,618 383,209 0.35%
First Solar Inc .................................................. 3,146 508,424 0.46%
Hf Sinclair Corp. ................................................ 17,166 977,249 0.89%
Idemitsu Kosan Co. Ltd. .......................................... 20,819 479,687 0.44%
Marathon Oil Corp ............................................... 40,128 1,073,432 0.98%
Marathon Petroleum Corp ......................................... 3,045 460,869 0.42%
Neste OYJ ..................................................... 10,576 359,707 0.33%
Occidental Petroleum Corp. ....................................... 875 56,760 0.05%
OMV AG ...................................................... 5,141 246,643 0.22%
Pembina Pipeline Corp ........................................... 2,583 78,011 0.07%
Phillips 66 ..................................................... 758 91,014 0.08%
Pioneer Natural Resources Co ..................................... 3,076 706,047 0.64%
Santos Ltd ..................................................... 164,391 838,186 0.76%
Targa Resources Corp ........................................... 654 56,018 0.05%
Texas Pacific Land Corp .......................................... 429 782,877 0.71%
Tourmaline Oil Corp, Class Common Subs. Receipt .................... 21,381 1,080,923 0.98%
Valero Energy Corp .............................................. 970 137,494 0.13%
Woodside Energy Group Ltd ....................................... 46,659 1,098,860 1.00%
16,082,207
Financial
Allstate Corp. (The) .............................................. 5,133 571,831 0.52%
American Express Co. ........................................... 386 57,644 0.05%
American Financial Group, Inc./Oh .................................. 8,286 925,267 0.84%
ASR Nederland NV .............................................. 1,775 66,742 0.06%
Aviva PLC ..................................................... 13,059 62,125 0.06%
BOC Hong Kong Holdings Ltd ..................................... 150,839 413,122 0.38%
CapitaLand Integrated Commercial Trust ............................. 321,962 436,391 0.40%
Charles Schwab Corp. (The) ...................................... 3,572 196,096 0.18%
Cincinnati Financial Corp. ......................................... 1,329 135,939 0.12%
CK Asset Holdings Ltd ........................................... 89,362 470,667 0.43%
Daiwa House REIT Investment Co, Class REIT ........................ 33 58,956 0.05%
Danske Bank A/S ............................................... 2,428 56,643 0.05%
Discover Financial Services ....................................... 650 56,283 0.05%
Equitable Holdings Inc ........................................... 37,883 1,075,484 0.98%
Everest Group Ltd ............................................... 150 55,669 0.05%
EXOR NV ..................................................... 2,962 263,185 0.24%
Extra Space Storage Inc .......................................... 478 58,111 0.05%
Globe Life Inc .................................................. 9,328 1,014,285 0.92%
Hargreaves Lansdown PLC ....................................... 24,386 230,113 0.21%
Hartford Financial Services Group Inc/The ............................ 11,248 797,595 0.73%
Healthpeak Properties Inc ......................................... 9,944 182,569 0.17%
Hongkong Land Holdings Ltd ...................................... 42,246 150,819 0.14%
Intesa Sanpaolo SpA ............................................. 96,000 247,951 0.23%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial (continued)
Kimco Realty Corp .............................................. 3,184 $ 56,000 0.05%
Legal & General Group PLC ....................................... 21,440 58,218 0.05%
Manulife Financial Corp, Class Common Subs. Receipt ................. 59,400 1,090,474 0.99%
Mapletree Pan Asia Commercial Trust ............................... 177,099 185,545 0.17%
Mastercard Inc, Class A .......................................... 2,752 1,089,691 0.99%
MetLife, Inc. .................................................... 16,384 1,030,746 0.94%
New World Development Co Ltd .................................... 136,507 265,630 0.24%
Partners Group Holding AG ....................................... 133 150,011 0.14%
Principal Financial Group Inc ...................................... 11,454 825,493 0.75%
Prudential Financial Inc ........................................... 3,026 287,153 0.26%
SBA Communications Corp, Class A ................................ 292 58,436 0.05%
Segro PLC ..................................................... 39,557 347,296 0.32%
Societe Generale SA ............................................. 24,015 585,831 0.53%
St James's Place PLC ............................................ 12,950 131,520 0.12%
Synchrony Financial ............................................. 35,610 1,088,599 0.99%
Travelers Cos Inc/The ............................................ 6,562 1,071,608 0.98%
Tryg A/S ....................................................... 16,482 302,610 0.28%
W R Berkley Corp ............................................... 1,178 74,805 0.07%
Wendel SE .................................................... 1,026 81,492 0.08%
Weyerhaeuser Co, Class REIT ..................................... 18,938 580,651 0.53%
Zurich Insurance Group AG ....................................... 123 56,535 0.05%
17,001,831
Industrial
3M Co ........................................................ 10,390 972,741 0.89%
AGC Inc ....................................................... 23,050 810,090 0.74%
AP Moller - Maersk A/S, Class A .................................... 106 188,201 0.17%
AP Moller - Maersk A/S, Class B ................................... 454 820,263 0.75%
Azbil Corp ..................................................... 4,819 147,855 0.13%
Builders FirstSource, Inc. ......................................... 3,547 441,576 0.40%
Canadian National Railway Co ..................................... 3,984 433,467 0.40%
CH Robinson Worldwide, Inc. ...................................... 648 55,793 0.05%
Cie de Saint-Gobain SA .......................................... 13,840 833,271 0.76%
CK Infrastructure Holdings Ltd ..................................... 24,100 114,008 0.10%
CRH PLC ...................................................... 19,505 1,081,166 0.99%
Dassault Aviation SA ............................................. 773 146,005 0.13%
Deutsche Post AG ............................................... 4,755 193,968 0.18%
DSV A/S ...................................................... 4,362 816,729 0.74%
Eaton Corp PLC ................................................ 277 59,008 0.05%
Expeditors International of Washington Inc ........................... 3,391 388,666 0.35%
Garmin Ltd. .................................................... 3,528 371,145 0.34%
Hoya Corp. .................................................... 10,772 1,106,345 1.01%
Hubbell Inc, Class B ............................................. 1,631 511,293 0.47%
IDEX Corp ..................................................... 263 54,774 0.05%
James Hardie Industries PLC ...................................... 25,850 680,542 0.62%
Kawasaki Kisen Kaisha Ltd ........................................ 1,608 55,013 0.05%
Keppel Corp Ltd ................................................ 20,336 101,317 0.09%
Keysight Technologies, Inc. ........................................ 488 64,628 0.06%
Knight-Swift Transportation Holdings Inc, Class A ...................... 10,289 516,002 0.47%
Kone OYJ, Class B .............................................. 11,126 470,163 0.43%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Industrial (continued)
Legrand SA .................................................... 1,237 $ 114,350 0.10%
Lendlease Corp Ltd .............................................. 50,488 233,963 0.21%
Lockheed Martin Corp. ........................................... 972 397,572 0.36%
Makita Corp .................................................... 8,666 214,434 0.20%
Martin Marietta Materials, Inc. ...................................... 450 184,840 0.17%
Masco Corp .................................................... 4,544 242,879 0.22%
Mettler-Toledo International Inc ..................................... 733 811,875 0.74%
MISUMI Group Inc .............................................. 3,587 56,171 0.05%
Mitsui OSK Lines Ltd ............................................. 17,651 486,188 0.44%
MTU Aero Engines AG ........................................... 1,443 262,405 0.24%
Nibe Industrier AB, Class B ........................................ 24,198 159,882 0.15%
Nippon Express Holdings, Inc. ..................................... 10,245 535,763 0.49%
Nippon Yusen KK ............................................... 2,514 65,482 0.06%
Owens Corning ................................................. 6,450 879,869 0.80%
Poste Italiane SpA, 144A ......................................... 37,509 395,774 0.36%
Rockwool A/S, Class B ........................................... 634 154,098 0.14%
Safran SA ..................................................... 2,421 380,845 0.35%
Siemens AG ................................................... 768 110,341 0.10%
Siemens Energy AG ............................................. 24,927 326,658 0.30%
Smiths Group PLC .............................................. 13,363 264,111 0.24%
Snap-on Inc .................................................... 449 114,610 0.10%
TE Connectivity Ltd .............................................. 7,235 893,782 0.81%
Techtronic Industries Co Ltd ....................................... 19,655 190,731 0.17%
Tenaris SA ..................................................... 15,142 240,182 0.22%
Toshiba Corp. .................................................. 3,854 118,889 0.11%
Vulcan Materials Co ............................................. 290 58,591 0.05%
West Fraser Timber Co Ltd ........................................ 1,602 116,823 0.11%
Xinyi Glass Holdings Ltd .......................................... 132,382 171,398 0.16%
Xylem, Inc./NY .................................................. 821 74,773 0.07%
19,691,308
Technology
Accenture PLC, Class A .......................................... 2,686 824,771 0.75%
Adobe, Inc. .................................................... 1,633 832,817 0.76%
Advantest Corp ................................................. 13,639 382,167 0.35%
Applied Materials, Inc. ............................................ 7,495 1,037,660 0.94%
ASM International NV ............................................ 844 355,002 0.32%
ASML Holding NV ............................................... 363 214,964 0.20%
Atlassian Corp., Class A .......................................... 2,784 560,974 0.51%
BayCurrent Consulting Inc ........................................ 4,223 141,442 0.13%
BE Semiconductor Industries NV ................................... 1,402 138,053 0.13%
Canon Inc ..................................................... 2,397 57,916 0.05%
Capcom Co. Ltd. ................................................ 5,726 206,653 0.19%
Dell Technologies, Inc., Class C .................................... 1,410 97,153 0.09%
Disco Corp ..................................................... 1,232 227,706 0.21%
Dropbox Inc, Class A ............................................. 15,897 432,874 0.39%
HubSpot Inc .................................................... 1,484 731,100 0.67%
Intuit, Inc. ...................................................... 707 361,201 0.33%
KLA Corp. ..................................................... 419 192,095 0.17%
Konami Group Corp ............................................. 1,068 56,454 0.05%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology (continued)
Lam Research Corp. ............................................. 778 $ 487,334 0.44%
Microsoft Corp. ................................................. 2,815 888,942 0.81%
Monday.com Ltd ................................................ 1,154 183,799 0.17%
Monolithic Power Systems, Inc. .................................... 163 75,370 0.07%
Netapp, Inc. .................................................... 13,905 1,055,107 0.96%
Nexon Co Ltd .................................................. 14,523 260,214 0.24%
NVIDIA Corp. ................................................... 2,063 897,213 0.82%
Oracle Corp .................................................... 536 56,790 0.05%
Otsuka Corp ................................................... 10,978 465,854 0.42%
Paychex, Inc. ................................................... 7,548 870,542 0.79%
STMicroelectronics NV ........................................... 14,322 621,343 0.57%
Super Micro Computer Inc ........................................ 1,704 467,241 0.43%
Teradyne Inc ................................................... 750 75,332 0.07%
Texas Instruments, Inc. ........................................... 360 57,191 0.05%
TIS Inc ........................................................ 17,480 385,778 0.35%
Tokyo Electron Ltd. .............................................. 2,049 280,739 0.26%
Wisetech Global Ltd. ............................................. 2,689 112,874 0.10%
14,092,665
Utilities
Canadian Utilities Ltd, Class A ..................................... 10,191 216,336 0.20%
E.ON SE ...................................................... 64,336 762,738 0.69%
Engie SA ...................................................... 63,464 976,114 0.89%
Orsted As, 144A ................................................ 1,959 107,086 0.10%
Power Assets Holdings Ltd ........................................ 35,749 172,996 0.16%
Sembcorp Industries Ltd .......................................... 15,145 56,477 0.05%
SSE PLC ...................................................... 2,841 55,812 0.05%
2,347,559
Total ....................................................................... $ 109,762,229 100.00%
* The following table shows the individual positions and related values of the securities within the Goldman Sachs Custom
Global Short Equity Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Antofagasta PLC ................................................ (14,843) $ (258,864) 0.24%
Asahi Kasei Corp ............................................... (31,389) (197,728) 0.18%
Cameco Corp .................................................. (9,037) (360,192) 0.33%
Celanese Corp., Class A .......................................... (560) (70,256) 0.06%
DuPont de Nemours Inc .......................................... (1,014) (75,631) 0.07%
Holmen AB, Class B ............................................. (2,301) (90,168) 0.08%
International Flavors & Fragrances, Inc. .............................. (6,825) (465,235) 0.42%
Ivanhoe Mines Ltd., Class A ....................................... (9,412) (81,031) 0.07%
Johnson Matthey PLC ............................................ (11,834) (235,128) 0.21%
Newmont Corp ................................................. (1,513) (55,909) 0.05%
Nippon Steel Corp. .............................................. (5,732) (134,640) 0.12%
Northern Star Resources Ltd ...................................... (8,907) (60,132) 0.06%
(2,084,914)

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Communications
Adevinta ASA, Class B ........................................... (11,098) $ (110,393) 0.10%
Airbnb Inc, Class A .............................................. (411) (56,360) 0.05%
AT&T, Inc. ..................................................... (14,417) (216,544) 0.20%
Charter Communications Inc, Class A ............................... (1,222) (537,253) 0.49%
Delivery Hero Se, 144A ........................................... (11,598) (333,571) 0.30%
Dentsu Group, Inc. .............................................. (15,005) (442,464) 0.40%
GEN Digital, Inc. ................................................ (3,468) (61,319) 0.06%
Grab Holdings Ltd., Class A ....................................... (59,990) (212,363) 0.19%
Hakuhodo Dy Holdings, Inc. ....................................... (6,983) (57,539) 0.05%
Liberty Global PLC, Class C ....................................... (30,909) (573,679) 0.52%
Liberty Media Corp-Liberty Formula One, Class C ...................... (2,673) (166,534) 0.15%
Liberty Media Corp-Liberty SiriusXM ................................ (25,167) (640,742) 0.58%
Nippon Telegraph & Telephone Corp ................................ (50,328) (59,567) 0.05%
Okta, Inc. ...................................................... (2,396) (195,312) 0.18%
Publicis Groupe SA .............................................. (738) (56,055) 0.05%
Rakuten Group Inc .............................................. (268,688) (1,104,032) 1.00%
Robinhood Markets, Inc., Class A ................................... (17,170) (168,436) 0.15%
Rogers Communications Inc, Class B ............................... (1,468) (56,621) 0.05%
Roku, Inc., Class A .............................................. (2,990) (211,069) 0.19%
Scout24 SE, 144A ............................................... (2,782) (193,388) 0.18%
Sea Ltd., ADR .................................................. (12,878) (565,969) 0.51%
SEEK Ltd ...................................................... (23,438) (333,850) 0.30%
Snap Inc, Class A ............................................... (39,666) (353,426) 0.32%
SoftBank Corp .................................................. (7,503) (85,004) 0.08%
Softbank Group Corp. ............................................ (25,955) (1,101,961) 1.00%
Telecom Italia Spa/Milano ......................................... (2,556,140) (801,178) 0.73%
Telefonica Deutschland Holding AG ................................. (82,786) (148,537) 0.14%
Telefonica SA .................................................. (235,616) (964,712) 0.88%
TELUS Corp ................................................... (38,340) (628,974) 0.57%
T-Mobile US, Inc. ................................................ (2,990) (418,692) 0.38%
Trade Desk Inc/The, Class A ....................................... (1,910) (149,281) 0.14%
Verizon Communications, Inc. ..................................... (3,014) (97,669) 0.09%
Vivendi Se ..................................................... (34,929) (306,733) 0.28%
Warner Bros Discovery Inc ........................................ (102,717) (1,115,510) 1.01%
Z Holdings Corp ................................................ (116,892) (325,504) 0.30%
(12,850,241)
Consumer, Cyclical
Aramark ....................................................... (14,783) (512,967) 0.47%
Associated British Foods PLC ..................................... (17,428) (439,835) 0.40%
Caesars Entertainment, Inc. ....................................... (23,465) (1,087,624) 0.99%
CarMax Inc .................................................... (14,751) (1,043,348) 0.95%
Carnival Corp. .................................................. (4,032) (55,317) 0.05%
Costco Wholesale Corp. .......................................... (98) (55,463) 0.05%
Cummins Inc ................................................... (2,035) (464,857) 0.42%
Dollar Tree Inc .................................................. (8,872) (944,433) 0.86%
DraftKings Inc, Class A ........................................... (11,535) (339,602) 0.31%
Flutter Entertainment PLC ........................................ (333) (54,578) 0.05%
Pan Pacific International Holdings Corp .............................. (2,713) (57,056) 0.05%
Pandora A/S ................................................... (3,147) (326,845) 0.30%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Porsche Automobil Holding Se ..................................... (1,138) $ (56,179) 0.05%
Reece Ltd ..................................................... (8,323) (100,072) 0.09%
Rivian Automotive, Inc., Class A .................................... (41,560) (1,009,072) 0.92%
Seb SA ....................................................... (609) (57,112) 0.05%
Shimano Inc ................................................... (2,117) (286,087) 0.26%
Suzuki Motor Corp .............................................. (16,062) (647,585) 0.59%
Swatch Group AG (The) .......................................... (1,509) (388,482) 0.35%
Tesla, Inc. ..................................................... (1,555) (389,121) 0.35%
Toyota Industries Corp. ........................................... (728) (57,468) 0.05%
Universal Music Group NV ........................................ (2,172) (56,867) 0.05%
Volvo Car AB, Class B ............................................ (15,162) (62,005) 0.06%
Walmart Inc .................................................... (349) (55,773) 0.05%
Watsco Inc ..................................................... (328) (123,790) 0.11%
Wesfarmers Ltd. ................................................ (1,818) (62,039) 0.06%
Yamaha Corp. .................................................. (2,615) (71,607) 0.06%
Zalando SE, 144A ............................................... (2,539) (56,787) 0.05%
Zensho Holdings Co Ltd .......................................... (13,723) (597,636) 0.54%
(9,459,607)
Consumer, Non-cyclical
Adecco Group AG ............................................... (2,388) (98,596) 0.09%
AEON Co. Ltd. ................................................. (41,816) (830,236) 0.75%
Ajinomoto Co Inc ................................................ (2,526) (97,584) 0.09%
Alcon Inc ...................................................... (972) (75,359) 0.07%
Argenx SE ..................................................... (116) (56,396) 0.05%
Asahi Group Holdings Ltd ......................................... (1,505) (56,374) 0.05%
Avantor, Inc. ................................................... (21,489) (452,984) 0.41%
Bachem Holding AG, Class B ...................................... (995) (73,979) 0.07%
Becton Dickinson & Co. .......................................... (3,439) (889,068) 0.81%
Beiersdorf AG .................................................. (438) (56,606) 0.05%
Block, Inc. ..................................................... (2,821) (124,862) 0.11%
Brown-Forman Corp, Class B ...................................... (8,612) (496,840) 0.45%
Bunge Ltd ..................................................... (513) (55,568) 0.05%
Campbell Soup Co. .............................................. (20,064) (824,214) 0.75%
Catalent, Inc. ................................................... (16,544) (753,231) 0.68%
Chocoladefabriken Lindt & Spruengli AG ............................. 0 (53,621) 0.05%
Chocoladefabriken Lindt & Spruengli AG ............................. (7) (81,634) 0.07%
Church & Dwight Co Inc .......................................... (605) (55,405) 0.05%
Clarivate PLC .................................................. (161,493) (1,083,616) 0.98%
Coca-Cola Europacific Partners PLC ................................ (880) (54,960) 0.05%
Conagra Brands Inc ............................................. (24,672) (676,502) 0.62%
Cooper Cos., Inc. (The) ........................................... (504) (160,291) 0.15%
Danaher Corp. .................................................. (243) (60,224) 0.06%
Danone SA .................................................... (10,166) (562,363) 0.51%
Darling Ingredients Inc ........................................... (4,875) (254,495) 0.23%
Davide Campari-Milano NV ....................................... (31,753) (375,277) 0.34%
EBOS Group Ltd ................................................ (2,662) (54,720) 0.05%
Endeavour Group Ltd/Australia ..................................... (21,282) (72,388) 0.07%
Essilorluxottica SA ............................................... (1,256) (219,546) 0.20%
Exact Sciences Corp. ............................................ (15,569) (1,062,100) 0.97%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Fisher & Paykel Healthcare Corp. Ltd. ............................... (4,395) $ (57,000) 0.05%
Fleetcor Technologies, Inc. ........................................ (783) (200,038) 0.18%
Global Payments, Inc. ............................................ (9,447) (1,090,139) 0.99%
Grifols SA ..................................................... (23,748) (309,074) 0.28%
Haleon PLC .................................................... (265,754) (1,105,471) 1.00%
HelloFresh SE .................................................. (13,285) (397,692) 0.36%
Hikma Pharmaceuticals PLC ...................................... (5,863) (149,407) 0.14%
Horizon Therapeutics Plc ......................................... (2,676) (309,533) 0.28%
Hormel Foods Corp. ............................................. (25,303) (962,269) 0.87%
Illumina, Inc. ................................................... (3,101) (425,766) 0.39%
J Sainsbury PLC ................................................ (18,182) (56,094) 0.05%
Japan Tobacco Inc .............................................. (3,994) (92,087) 0.08%
Jde Peet's NV .................................................. (2,790) (78,033) 0.07%
Johnson & Johnson .............................................. (688) (107,184) 0.10%
Kellogg Co ..................................................... (959) (57,085) 0.05%
Kerry Group PLC, Class A ........................................ (787) (65,941) 0.06%
Keurig Dr Pepper Inc ............................................. (11,401) (359,917) 0.33%
Koninklijke Philips NV ............................................ (2,777) (55,743) 0.05%
Kraft Heinz Co. (The) ............................................ (20,580) (692,307) 0.63%
Lotus Bakeries NV .............................................. (21) (166,861) 0.15%
McCormick & Co Inc/MD .......................................... (9,360) (708,027) 0.64%
Medtronic PLC ................................................. (2,028) (158,945) 0.14%
MEIJI Holdings Co Ltd ........................................... (13,522) (336,765) 0.31%
Merck KGAA ................................................... (1,177) (196,991) 0.18%
Moderna Inc ................................................... (2,075) (214,306) 0.20%
Molson Coors Beverage Co, Class B ................................ (10,099) (642,194) 0.58%
Nexi SpA, 144A ................................................. (15,909) (97,470) 0.09%
Novartis AG .................................................... (1,521) (156,067) 0.14%
Nuvei Corp, 144A ............................................... (3,709) (55,882) 0.05%
Ocado Group PLC ............................................... (54,067) (396,166) 0.36%
Paylocity Holding Corp. ........................................... (311) (56,530) 0.05%
PayPal Holdings, Inc. ............................................ (976) (57,078) 0.05%
Pernod Ricard SA ............................................... (337) (56,269) 0.05%
Ramsay Health Care Ltd .......................................... (15,654) (524,072) 0.48%
RB Global Inc .................................................. (920) (57,895) 0.05%
Remy Cointreau SA .............................................. (467) (57,119) 0.05%
Rentokil Initial PLC .............................................. (76,927) (572,871) 0.52%
Repligen Corp .................................................. (6,170) (981,039) 0.89%
Salmar ASA .................................................... (4,217) (215,259) 0.20%
Saputo Inc ..................................................... (2,699) (56,703) 0.05%
Seagen, Inc. ................................................... (1,801) (382,038) 0.35%
Secom Co Ltd .................................................. (2,318) (157,550) 0.14%
Siemens Healthineers AG, 144A .................................... (1,436) (72,956) 0.07%
Stryker Corp. ................................................... (206) (56,324) 0.05%
Takeda Pharmaceutical Co Ltd ..................................... (19,153) (595,730) 0.54%
Teleflex Inc .................................................... (5,537) (1,087,460) 0.99%
Teva Pharmaceutical Industries Ltd., ADR ............................ (67,822) (691,789) 0.63%
Toast Inc, Class A ............................................... (3,047) (57,074) 0.05%
Treasury Wine Estates Ltd ........................................ (51,881) (412,867) 0.38%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
U-Haul Holding Co, Class B ....................................... (4,427) $ (231,956) 0.21%
United Rentals Inc ............................................... (1,030) (457,721) 0.42%
Viatris, Inc. ..................................................... (5,756) (56,749) 0.05%
Wise PLC, Class A .............................................. (9,279) (77,636) 0.07%
Worldline SA/France, 144A ........................................ (14,134) (398,727) 0.36%
Zimmer Biomet Holdings, Inc. ...................................... (503) (56,454) 0.05%
(26,897,359)
Energy
Exxon Mobil Corp ............................................... (469) (55,131) 0.05%
Parkland Corp .................................................. (8,965) (263,443) 0.24%
Schlumberger NV ............................................... (18,011) (1,050,060) 0.95%
SolarEdge Technologies Inc ....................................... (570) (73,881) 0.07%
TC Energy Corp ................................................ (8,035) (277,607) 0.25%
TotalEnergies SE ................................................ (7,762) (511,969) 0.47%
(2,232,091)
Financial
ABN AMRO Bank NV, 144A ....................................... (3,960) (56,332) 0.05%
Admiral Group PLC .............................................. (11,685) (338,982) 0.31%
Ageas SA/NV .................................................. (7,743) (319,882) 0.29%
American Tower Corp ............................................ (3,763) (618,866) 0.56%
Arch Capital Group Ltd ........................................... (4,700) (374,640) 0.34%
Ares Management Corp, Class A ................................... (10,469) (1,076,916) 0.98%
Arthur J Gallagher & Co. .......................................... (4,759) (1,084,636) 0.99%
AvalonBay Communities, Inc. ...................................... (1,776) (304,990) 0.28%
Baloise Holding AG .............................................. (568) (82,478) 0.07%
Banco Bilbao Vizcaya Argentaria SA ................................ (13,625) (111,200) 0.10%
Bank Hapoalim BM .............................................. (6,318) (56,247) 0.05%
Bank Leumi Le-Israel BM ......................................... (47,646) (394,388) 0.36%
Bank of Nova Scotia (The) ........................................ (22,082) (994,364) 0.90%
Banque Cantonale Vaudoise ...................................... (1,045) (109,778) 0.10%
BlackRock Inc, Class A ........................................... (90) (58,099) 0.05%
Blackstone Inc .................................................. (1,258) (134,747) 0.12%
Brookfield Asset Management Ltd, Class A ........................... (1,819) (60,891) 0.06%
Canadian Apartment Properties, Class REIT .......................... (5,349) (178,353) 0.16%
Canadian Imperial Bank of Commerce ............................... (22,628) (877,522) 0.80%
Cboe Global Markets, Inc. ........................................ (623) (97,353) 0.09%
Citigroup, Inc. .................................................. (2,050) (84,331) 0.08%
Coinbase Global, Inc., Class A ..................................... (4,284) (321,635) 0.29%
Commerzbank AG ............................................... (52,077) (594,803) 0.54%
Commonwealth Bank of Australia ................................... (3,225) (208,055) 0.19%
EQT AB ....................................................... (3,140) (62,667) 0.06%
Equinix, Inc. .................................................... (278) (201,834) 0.18%
Equity LifeStyle Properties Inc ..................................... (873) (55,637) 0.05%
ESR Group Ltd, 144A ............................................ (49,400) (69,384) 0.06%
Eurazeo SE .................................................... (1,860) (111,143) 0.10%
Fastighets AB Balder, Class B ..................................... (33,100) (150,164) 0.14%
First Horizon Corp. .............................................. (62,531) (689,091) 0.63%
Futu Holdings Ltd, ADR ........................................... (4,166) (240,819) 0.22%
Helvetia Holding AG ............................................. (1,121) (157,381) 0.14%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial (continued)
Henderson Land Development Co Ltd ............................... (61,594) $ (162,404) 0.15%
Industrivarden AB, Class C ........................................ (2,206) (58,582) 0.05%
Intercontinental Exchange, Inc. ..................................... (507) (55,831) 0.05%
Invesco Ltd. .................................................... (66,357) (963,507) 0.87%
Invitation Homes Inc ............................................. (2,725) (86,367) 0.08%
Iron Mountain, Inc. .............................................. (8,114) (482,351) 0.44%
Israel Discount Bank Ltd, Class A ................................... (69,864) (377,889) 0.34%
Japan Exchange Group Inc ....................................... (3,025) (56,231) 0.05%
Japan Post Bank Co. Ltd. ......................................... (33,160) (289,135) 0.26%
Japan Post Holdings Co Ltd ....................................... (6,966) (55,908) 0.05%
Japan Post Insurance Co Ltd ...................................... (21,142) (357,138) 0.32%
Julius Baer Group Ltd. ........................................... (7,238) (465,817) 0.42%
KBC Group NV ................................................. (4,825) (302,082) 0.27%
KeyCorp ...................................................... (6,704) (72,130) 0.07%
L E Lundbergforetagen AB, Class B ................................. (1,346) (56,625) 0.05%
Leg Immobilien Se .............................................. (4,309) (298,003) 0.27%
London Stock Exchange Group PLC ................................ (3,172) (318,718) 0.29%
M&G PLC ..................................................... (101,528) (244,465) 0.22%
Markel Group, Inc. ............................................... (37) (53,939) 0.05%
Mediobanca Banca di Credito Finanziario SpA ........................ (4,277) (56,726) 0.05%
Mirvac Group, Class REIT ........................................ (70,854) (97,404) 0.09%
Mitsubishi Estate Co. Ltd. ......................................... (5,710) (74,811) 0.07%
Mizrahi Tefahot Bank Ltd .......................................... (1,572) (57,027) 0.05%
MS&AD Insurance Group Holdings Inc .............................. (4,155) (153,026) 0.14%
National Bank of Canada ......................................... (4,972) (331,800) 0.30%
Nippon Building Fund, Inc., Class REIT .............................. (73) (297,149) 0.27%
Nomura Real Estate Holdings Inc ................................... (9,310) (234,168) 0.21%
PNC Financial Services Group, Inc. (The) ............................ (675) (82,809) 0.08%
ProLogis, Inc. .................................................. (493) (55,298) 0.05%
Prudential PLC ................................................. (9,790) (106,188) 0.10%
REA Group Ltd ................................................. (564) (56,214) 0.05%
Resona Holdings, Inc. ............................................ (86,896) (482,379) 0.44%
SBI Holdings Inc ................................................ (29,984) (632,601) 0.57%
Shizuoka Financial Group Inc ...................................... (25,463) (208,026) 0.19%
Singapore Exchange Ltd .......................................... (42,593) (304,257) 0.28%
Skandinaviska Enskilda Banken, Class A ............................. (4,751) (57,124) 0.05%
Sompo Holdings Inc ............................................. (24,527) (1,057,456) 0.96%
Sumitomo Mitsui Financial Group, Inc. ............................... (2,212) (108,941) 0.10%
Sun Communities Inc ............................................ (5,468) (647,061) 0.59%
Swedbank AB, Class A ........................................... (3,039) (56,302) 0.05%
Swiss Prime Site AG ............................................. (2,184) (200,507) 0.18%
T&D Holdings, Inc. .............................................. (43,028) (711,702) 0.65%
Talanx AG ..................................................... (2,181) (138,498) 0.13%
Tokio Marine Holdings Inc ......................................... (2,687) (62,389) 0.06%
Toronto-Dominion Bank (The) ...................................... (3,712) (224,695) 0.20%
Truist Financial Corp. ............................................ (5,358) (153,304) 0.14%
UBS Group AG ................................................. (6,219) (154,290) 0.14%
UDR Inc, Class REIT ............................................ (6,033) (215,194) 0.20%
US Bancorp .................................................... (2,300) (76,052) 0.07%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Financial (continued)
Vonovia Se .................................................... (15,097) $ (364,524) 0.33%
Washington H Soul Pattinson & Co. Ltd. ............................. (6,461) (135,897) 0.12%
Welltower, Inc. .................................................. (728) (59,617) 0.05%
Westpac Banking Corp ........................................... (7,525) (102,717) 0.09%
Wharf Real Estate Investment Co. Ltd. .............................. (67,284) (259,883) 0.24%
Willis Towers Watson PLC ........................................ (295) (61,644) 0.06%
(23,112,410)
Industrial
ACS Actividades de Construccion y Servicios SA ...................... (1,568) (56,536) 0.05%
Amcor PLC .................................................... (13,393) (122,678) 0.11%
Ball Corp ...................................................... (22,800) (1,134,971) 1.03%
Bouygues SA ................................................... (5,540) (194,358) 0.18%
CAE Inc ....................................................... (10,679) (250,456) 0.23%
Canadian Pacific Kansas City Ltd. .................................. (776) (57,920) 0.05%
Cellnex Telecom SA, 144A ........................................ (16,896) (589,658) 0.54%
Central Japan Railway Co. ........................................ (9,502) (231,487) 0.21%
Daikin Industries Ltd ............................................. (2,040) (320,999) 0.29%
East Japan Railway Co ........................................... (8,409) (482,133) 0.44%
Elbit Systems Ltd ............................................... (285) (56,821) 0.05%
Emerson Electric Co ............................................. (1,774) (171,355) 0.16%
Ferrovial SE .................................................... (14,907) (457,144) 0.42%
Fortive Corp. ................................................... (7,693) (570,480) 0.52%
Generac Holdings Inc ............................................ (10,016) (1,091,391) 0.99%
GFL Environmental Inc ........................................... (2,072) (66,096) 0.06%
HEICO Corp, Class A ............................................ (676) (87,348) 0.08%
Husqvarna AB, Class B ........................................... (20,536) (158,251) 0.14%
KEIO Corp. .................................................... (9,547) (329,003) 0.30%
Kintetsu Group Holdings Co Ltd .................................... (14,527) (412,610) 0.37%
Knorr-Bremse AG ............................................... (3,194) (203,489) 0.18%
Odakyu Electric Railway Co Ltd .................................... (12,384) (185,462) 0.17%
Pentair PLC .................................................... (861) (55,723) 0.05%
Rockwell Automation, Inc. ......................................... (3,834) (1,095,904) 1.00%
Sartorius AG ................................................... (1,776) (604,989) 0.55%
Schindler Holding AG ............................................ (302) (58,449) 0.05%
Schindler Holding AG ............................................ (735) (147,094) 0.13%
SIG Group AG .................................................. (8,864) (219,426) 0.20%
Singapore Technologies Engineering Ltd ............................. (32,348) (92,666) 0.08%
Skanska AB, Class B ............................................ (3,443) (57,027) 0.05%
Stanley Black & Decker Inc ........................................ (4,092) (342,005) 0.31%
Svenska Cellulosa AB Sca, Class B ................................. (18,914) (260,987) 0.24%
Taisei Corp. .................................................... (4,842) (170,707) 0.16%
Teledyne Technologies Inc ........................................ (621) (253,836) 0.23%
Toro Co. (The) .................................................. (6,595) (548,010) 0.50%
TransDigm Group Inc ............................................ (108) (91,007) 0.08%
Yaskawa Electric Corp ........................................... (17,443) (630,684) 0.57%
(11,859,160)

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology
Activision Blizzard, Inc. ........................................... (8,405) $ (786,928) 0.71%
Analog Devices, Inc. ............................................. (314) (54,988) 0.05%
ANSYS, Inc. ................................................... (2,397) (713,271) 0.65%
Aspen Technology Inc ............................................ (613) (125,203) 0.11%
Bentley Systems Inc, Class B ...................................... (1,138) (57,083) 0.05%
Capgemini SE .................................................. (1,605) (281,641) 0.26%
Ceridian Hcm Holding, Inc. ........................................ (8,391) (569,361) 0.52%
CGI Inc, Class A ................................................ (1,805) (178,716) 0.16%
Cloudflare, Inc., Class A .......................................... (3,355) (211,525) 0.19%
Confluent, Inc., Class A ........................................... (2,209) (65,397) 0.06%
Cyberark Software Ltd. ........................................... (1,422) (232,844) 0.21%
Dassault Systemes SE ........................................... (22,176) (828,518) 0.75%
DocuSign, Inc., Class A ........................................... (1,362) (57,212) 0.05%
Dynatrace Inc .................................................. (1,186) (55,416) 0.05%
Entegris Inc .................................................... (7,873) (739,332) 0.67%
Epam Systems, Inc. ............................................. (755) (193,069) 0.18%
Infineon Technologies AG ......................................... (1,720) (57,085) 0.05%
Intel Corp. ..................................................... (31,206) (1,109,369) 1.01%
Lattice Semiconductor Corp ....................................... (2,702) (232,176) 0.21%
Logitech International SA ......................................... (1,024) (70,838) 0.06%
MongoDB Inc, Class A ........................................... (207) (71,454) 0.07%
NTT Data Group Corp ............................................ (4,354) (58,489) 0.05%
Ricoh Co. Ltd. .................................................. (35,048) (303,124) 0.28%
ROBLOX Corp, Class A .......................................... (9,347) (270,684) 0.25%
Roper Technologies, Inc. .......................................... (2,252) (1,090,640) 0.99%
Sage Group PLC (The) ........................................... (30,033) (362,489) 0.33%
Splunk, Inc. .................................................... (4,173) (610,305) 0.55%
SS&C Technologies Holdings Inc ................................... (16,111) (846,467) 0.77%
Take-Two Interactive Software, Inc. ................................. (2,950) (414,155) 0.38%
Temenos AG ................................................... (1,517) (106,829) 0.10%
Twilio Inc, Class A ............................................... (6,621) (387,554) 0.35%
Tyler Technologies Inc ............................................ (799) (308,544) 0.28%
Vmware, Inc., Class A ............................................ (1,049) (174,575) 0.16%
Western Digital Corp. ............................................ (12,837) (585,732) 0.53%
Wolfspeed Inc .................................................. (22,825) (869,619) 0.79%
Zebra Technologies Corp., Class A .................................. (4,622) (1,093,329) 0.99%
Zoominfo Technologies, Inc., Class A ................................ (57,762) (947,289) 0.86%
(15,121,250)
Utilities
Algonquin Power & Utilities Corp ................................... (29,798) (177,204) 0.16%
Alliant Energy Corp. ............................................. (12,091) (585,820) 0.53%
Ameren Corp ................................................... (773) (57,856) 0.05%
Bkw AG ....................................................... (805) (142,147) 0.13%
CMS Energy Corp ............................................... (19,571) (1,039,407) 0.94%
Consolidated Edison Inc .......................................... (2,720) (232,641) 0.21%
Constellation Energy Corp. ........................................ (3,890) (424,294) 0.39%
Dominion Energy Inc ............................................. (1,836) (82,034) 0.07%
DTE Energy Co ................................................. (2,644) (262,476) 0.24%
Duke Energy Corp. .............................................. (8,116) (716,318) 0.65%

Simplify Market Neutral Equity Long/Short ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Utilities (continued)
Edison International ............................................. (936) $ (59,258) 0.05%
Elia Group SA/NV ............................................... (1,032) (101,188) 0.09%
Exelon Corp. ................................................... (17,368) (656,321) 0.60%
Fortis, Inc./Canada .............................................. (1,611) (61,482) 0.06%
Meridian Energy Ltd ............................................. (18,171) (56,128) 0.05%
Nextera Energy, Inc. ............................................. (5,487) (314,343) 0.29%
Origin Energy Ltd. ............................................... (63,354) (359,011) 0.33%
PG&E Corp. .................................................... (3,556) (57,360) 0.05%
Public Service Enterprise Group Inc ................................. (13,075) (744,092) 0.68%
Tokyo Electric Power Co. Holdings, Inc. .............................. (12,515) (56,098) 0.05%
Tokyo Gas Co Ltd ............................................... (2,645) (60,103) 0.05%
Verbund AG .................................................... (1,981) (161,574) 0.15%
Wec Energy Group, Inc. .......................................... (1,034) (83,286) 0.08%
(6,490,441)
Total ....................................................................... $ (110,107,473) 100.00%
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 97.5%
Total Investments ................................................................................ 97.5%
Other Assets in Excess of Liabilities .................................................................. 2.5%
Net Assets ..................................................................................... 100.0%